UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30, 2014

Date of reporting period:	June 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2014 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (28.1%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal National Mortgage Association,
Conventional Pool:
2.33%, 5/1/35	$39	$41

Agency Fixed Rate Mortgages (2.6%)
United States (2.6%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.00%, 11/1/37	204	230
6.50%, 5/1/32 – 9/1/32	245	275
7.50%, 5/1/35	10	12
Federal National Mortgage Association,
Conventional Pools:
4.00%, 1/1/42	1,608	1,711
5.00%, 1/1/41 – 3/1/41	1,847	2,067
5.50%, 2/1/38 – 8/1/38	495	557
6.00%, 1/1/38	23	26
6.50%, 12/1/29	35	40
7.00%, 12/1/17 – 2/1/31	517	581
7.50%, 8/1/37	20	24
July TBA:
2.50%, 7/1/29 (a)	950	965
3.00%, 7/1/29 (a)	469	487
3.50%, 7/1/29 (a)	447	474
4.00%, 7/1/44 (a)	1,597	1,695
4.50%, 7/1/44 (a)	197	213
5.00%, 7/1/44 (a)	185	205
Government National Mortgage Association,
July TBA:
3.50%, 7/20/44 (a)	934	973
4.50%, 7/20/44 (a)	340	371
Various Pools:
4.00%, 8/20/41 – 11/20/42	1,037	1,112
4.50%, 8/15/39	204	222
5.50%, 8/15/39	182	204
		12,444
Asset-Backed Securities (0.2%)
United States (0.2%)
CVS Pass-Through Trust,
6.04%, 12/10/28	372	430
Ford Credit Floorplan Master Owner Trust,
1.85%, 2/15/17 (b)(c)	525	530
		960
Collateralized Mortgage Obligations - Agency Collateral Series (0.6%)
United States (0.6%)
Federal Home Loan Mortgage Corporation,
2.36%, 7/25/22	792	778
2.40%, 6/25/22	1,625	1,605
2.79%, 1/25/22	75	77
2.97%, 10/25/21	90	93
IO

0.81%, 1/25/21 (c)		674	22
IO REMIC
5.90%, 4/15/39 (c)		175	31
Federal National Mortgage Association,
IO REMIC
6.45%, 9/25/38 (c)		144	22
			2,628
Commercial Mortgage-Backed Securities (0.6%)
United States (0.6%)
COMM Mortgage Trust,
3.28%, 1/10/46		305	304
4.74%, 7/15/47 (b)(c)		152	140
Commercial Mortgage Pass-Through Certificates,
2.82%, 10/15/45		376	371
Extended Stay America Trust,
2.96%, 12/5/31 (b)		325	331
GS Mortgage Securities Corp. II,
1.00%, 11/8/29 (b)(c)		395	397
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (b)		100	110
4.57%, 7/15/47 (b)(c)		745	686
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	264
Wells Fargo Commercial Mortgage Trust,
2.92%, 10/15/45		449	446
			3,049
Corporate Bonds (7.5%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	644
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23	$170		179
Macquarie Bank Ltd.,
6.63%, 4/7/21 (b)		270	310
Macquarie Group Ltd.,
6.00%, 1/14/20 (b)		260	295
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (b)		200	208
QBE Insurance Group Ltd.,
2.40%, 5/1/18 (b)		200	200
Wesfarmers Ltd.,
2.98%, 5/18/16 (b)		245	254
			2,090
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		300	308

Brazil (0.1%)
Petrobras International Finance Co.,
5.75%, 1/20/20		330	353
Vale Overseas Ltd.,
6.88%, 11/10/39		50	56
			409

Canada (0.2%)
Barrick Gold Corp.,
4.10%, 5/1/23	100		100
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	295		327
Goldcorp, Inc.,
3.70%, 3/15/23	270		267
			694
Chile (0.0%)
ENTEL Chile SA,
4.88%, 10/30/24 (b)	200		209

China (0.1%)
Baidu, Inc.,
3.25%, 8/6/18	225		233
Sinopec Group Overseas Development 2012 Ltd.,
2.75%, 5/17/17 (b)	217		224
Want Want China Finance Ltd.,
1.88%, 5/14/18 (b)	200		196
			653
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23	270		304

France (0.6%)
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	400	567
BNP Paribas SA,
5.00%, 1/15/21	$95		106
BPCE SA,
1.63%, 2/10/17	250		252
5.15%, 7/21/24 (b)	250		265
Credit Agricole SA,
3.90%, 4/19/21	EUR	300	458
5.88%, 6/11/19	400		656
Veolia Environnement SA,
6.75%, 4/24/19	400		692
			2,996
Ireland (0.1%)
CRH America, Inc.,
6.00%, 9/30/16	$415		461

Israel (0.1%)
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21	245		252

Italy (0.3%)
Intesa Sanpaolo SpA,
4.13%, 4/14/20	EUR	400	620
Telecom Italia Finance SA,
7.75%, 1/24/33	80		143
UniCredit SpA,
4.25%, 7/29/16	350		515
			1,278

Korea, Republic of (0.0%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (b)	$200		201

Netherlands (0.4%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (b)	300		304
3.63%, 10/6/17	EUR	200	299
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.95%, 11/9/22	$250		255
Series G
3.75%, 11/9/20	EUR	300	451
ING Bank N.V.,
5.25%, 6/5/18	300		487
5.80%, 9/25/23 (b)	$240		271
			2,067
Spain (0.3%)
Banco Bilbao Vizcaya Argentaria SA,
3.63%, 1/18/17	EUR	350	515
Telefonica Emisiones SAU,
4.71%, 1/20/20	500		798
			1,313
Sweden (0.3%)
Nordea Bank AB,
4.00%, 3/29/21	480		742
Skandinaviska Enskilda Banken AB,
1.75%, 3/19/18 (b)	$200		200
Swedbank AB,
1.75%, 3/12/18 (b)	270		270
			1,212
Switzerland (0.2%)
Credit Suisse,
6.00%, 2/15/18	90		103
Glencore Funding LLC,
4.13%, 5/30/23 (b)	200		201
Novartis Capital Corp.,
3.40%, 5/6/24	370		375
UBS AG,
7.50%, 7/15/25	380		481
			1,160
Thailand (0.1%)
PTT Exploration & Production PCL,
3.71%, 9/16/18 (b)	240		251
PTT PCL,
3.38%, 10/25/22 (b)	230		220
			471
United Kingdom (1.4%)
Abbey National Treasury Services PLC,
3.63%, 10/14/17	EUR	725	1,068
4.00%, 3/13/24	$120		124
Bank of Scotland PLC,
4.63%, 6/8/17	EUR	350	539

Barclays Bank PLC,
6.00%, 1/23/18 – 1/14/21		275	438
BAT International Finance PLC,
9.50%, 11/15/18 (b)		$155	202
Diageo Capital PLC,
1.50%, 5/11/17		215	217
Experian Finance PLC,
2.38%, 6/15/17 (b)		400	410
GlaxoSmithKline Capital PLC,
2.85%, 5/8/22		252	249
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	300	464
HSBC Holdings PLC,
4.25%, 3/14/24		$200	206
6.00%, 6/10/19	EUR	450	744
Imperial Tobacco Finance PLC,
8.38%, 2/17/16		400	616
Lloyds Bank PLC,
6.50%, 3/24/20		250	417
Nationwide Building Society,
6.25%, 2/25/20 (b)		$300	355
Royal Bank of Scotland PLC (The),
5.50%, 3/23/20	EUR	150	249
Standard Chartered PLC,
3.85%, 4/27/15 (b)		$260	267
			6,565
United States (2.7%)
Agilent Technologies, Inc.,
5.50%, 9/14/15		155	164
Altria Group, Inc.,
2.85%, 8/9/22		25	24
5.38%, 1/31/44		155	170
Amgen, Inc.,
5.15%, 11/15/41		99	107
Apple, Inc.,
2.40%, 5/3/23		225	213
4.45%, 5/6/44		175	178
AT&T, Inc.,
6.30%, 1/15/38		150	182
Bank of America Corp.,
4.00%, 4/1/24		250	256
5.00%, 1/21/44		250	266
Boston Properties LP,
3.85%, 2/1/23		25	26
Capital One Bank, USA NA,
3.38%, 2/15/23		546	543
Citigroup, Inc.,
3.75%, 6/16/24		400	402
3.88%, 10/25/23		300	308
6.13%, 5/15/18		107	123
6.68%, 9/13/43		20	25
CNA Financial Corp.,
5.75%, 8/15/21		45	52
Coca-Cola Co.,
3.20%, 11/1/23		250	253
Comcast Corp.,
4.65%, 7/15/42		150	156
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
3.80%, 3/15/22		75	78

Discover Bank,
2.00%, 2/21/18	345	347
Enterprise Products Operating LLC,
3.35%, 3/15/23	275	276
Five Corners Funding Trust,
4.42%, 11/15/23 (b)	350	370
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	305	322
Freeport-McMoRan Copper & Gold, Inc.,
3.88%, 3/15/23	70	70
General Electric Capital Corp.,
5.30%, 2/11/21	275	313
Genworth Holdings, Inc.,
7.20%, 2/15/21	305	372
Gilead Sciences, Inc.,
4.80%, 4/1/44	150	159
Goldman Sachs Group, Inc. (The),
3.63%, 1/22/23	675	679
Hartford Financial Services Group, Inc.,
5.50%, 3/30/20	25	29
Hewlett-Packard Co.,
3.75%, 12/1/20	250	262
4.65%, 12/9/21	35	38
Home Depot, Inc.,
5.88%, 12/16/36	100	124
HSBC USA, Inc.,
3.50%, 6/23/24	100	100
International Business Machines Corp.,
1.95%, 2/12/19	300	302
Johnson Controls, Inc.,
3.63%, 7/2/24	60	60
JPMorgan Chase & Co.,
3.20%, 1/25/23	615	612
3.88%, 2/1/24	200	206
Kinder Morgan Energy Partners LP,
4.15%, 2/1/24	125	127
L-3 Communications Corp.,
4.75%, 7/15/20	255	280
Marathon Petroleum Corp.,
5.13%, 3/1/21	275	312
Medtronic, Inc.,
3.63%, 3/15/24	250	257
Merck & Co., Inc.,
2.80%, 5/18/23	250	245
Monongahela Power Co.,
5.40%, 12/15/43 (b)	100	115
Nationwide Financial Services, Inc.,
5.38%, 3/25/21 (b)	25	28
NBC Universal Media LLC,
4.38%, 4/1/21	175	193
Omnicom Group, Inc.,
3.63%, 5/1/22	60	62
Oracle Corp.,
3.40%, 7/8/24	175	175
Pacific LifeCorp,
6.00%, 2/10/20 (b)	25	29
PepsiCo, Inc.,
3.60%, 3/1/24	250	258
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	190	243
8.75%, 5/1/19	220	283

Prudential Financial, Inc.,
6.63%, 12/1/37		150	194
Santander Holdings USA, Inc.,
3.45%, 8/27/18		90	95
Target Corp.,
3.50%, 7/1/24		200	203
UnitedHealth Group, Inc.,
4.25%, 3/15/43		150	147
Verizon Communications, Inc.,
6.55%, 9/15/43		350	442
Viacom, Inc.,
5.85%, 9/1/43		225	259
Voya Financial, Inc.,
5.50%, 7/15/22		175	201
Wells Fargo & Co.,
3.45%, 2/13/23		395	394
Zimmer Holdings, Inc.,
5.75%, 11/30/39		150	175
			12,884
			35,527
Mortgages - Other (0.3%)
United Kingdom (0.2%)
Holmes Master Issuer PLC,
2.08%, 10/15/54 (b)(c)	GBP	616	1,088

United States (0.1%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	$53		39
5.91%, 10/25/36 (c)		102	74
6.00%, 4/25/36		39	41
Chaseflex Trust,
6.00%, 2/25/37		49	42
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36		28	24
GSR Mortgage Loan Trust,
5.75%, 1/25/37		48	47
Lehman Mortgage Trust,
5.50%, 11/25/35		17	17
6.50%, 9/25/37		55	48
RALI Trust,
0.65%, 3/25/35 (c)		52	39
			371
			1,459
Sovereign (13.8%)
Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (b)		390	413

Canada (1.1%)
Canadian Government Bond,
3.25%, 6/1/21	CAD	5,000	5,115

Germany (0.7%)
Bundesrepublik Deutschland,
4.25%, 7/4/39	EUR	1,150	2,217

4.75%, 7/4/34	450		887
			3,104
Greece (0.7%)
Hellenic Republic Government Bond,
2.00%, 2/24/23 – 2/24/42 (d)	3,339		3,452

Hungary (0.2%)
Hungary Government International Bond,
5.38%, 3/25/24	$130		139
5.75%, 11/22/23	800		886
			1,025
Indonesia (0.1%)
Indonesia Government International Bond,
5.88%, 1/15/24 (b)	600		664

Ireland (0.8%)
Ireland Government Bond,
3.40%, 3/18/24	EUR	1,260	1,880
3.90%, 3/20/23	1,225		1,919
			3,799
Italy (1.5%)
Italy Buoni Poliennali Del Tesoro,
4.00%, 9/1/20	375		580
4.50%, 2/1/18 – 3/1/19	2,375		3,657
5.00%, 3/1/22 – 9/1/40	380		620
5.50%, 11/1/22	1,350		2,268
			7,125
Japan (1.2%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	70,000	740
Japan Government Ten Year Bond,
1.10%, 6/20/21	75,000		782
Japan Government Thirty Year Bond,
1.70%, 6/20/33	340,000		3,556
2.00%, 9/20/40	57,000		610
			5,688
Kazakhstan (0.2%)
KazMunayGas National Co., JSC,
6.38%, 4/9/21	$1,000		1,118

Korea, Republic of (0.2%)
Korea Development Bank (The),
3.88%, 5/4/17	400		426
Korea Finance Corp.,
4.63%, 11/16/21	630		695
			1,121
Mexico (0.8%)
Mexican Bonos,
7.50%, 6/3/27	MXN	22,000	1,928
10.00%, 12/5/24	8,000		825

Petroleos Mexicanos,
4.88%, 1/24/22	$1,070		1,160
			3,913
Netherlands (0.2%)
Bank Nederlandse Gemeenten,
0.88%, 2/21/17 (b)	882		883

New Zealand (0.6%)
New Zealand Government Bond,
3.00%, 4/15/20	NZD	3,120	2,568

Norway (0.1%)
Norway Government Bond,
3.75%, 5/25/21	NOK	3,500	633

Poland (0.6%)
Poland Government Bond,
5.75%, 10/25/21	PLN	5,500	2,101
Poland Government International Bond,
5.00%, 3/23/22	$670		746
			2,847
Portugal (1.0%)
Portugal Obrigacoes do Tesouro OT,
4.20%, 10/15/16 (b)	EUR	967	1,418
5.65%, 2/15/24 (b)	2,189		3,485
			4,903
Qatar (0.2%)
Qatar Government International Bond,
4.00%, 1/20/15 (b)	$900		918

South Africa (0.1%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	1,000	92
7.75%, 2/28/23	4,300		394
			486
Spain (1.1%)
Spain Government Bond,
4.20%, 1/31/37	EUR	330	488
4.40%, 10/31/23 (b)	2,250		3,542
5.85%, 1/31/22	680		1,173
			5,203
Supernational (0.5%)
European Investment Bank,
2.15%, 1/18/27	JPY	157,000	1,798
European Union,
2.75%, 4/4/22	EUR	300	460
			2,258
Sweden (0.9%)
Sweden Government Bond,
1.50%, 11/13/23	SEK	23,700	3,485

4.25%, 3/12/19		4,000	689
			4,174
United Kingdom (0.9%)
United Kingdom Gilt,
3.75%, 9/7/21	GBP	400	748
4.25%, 6/7/32 – 9/7/39		1,700	3,328
			4,076
			65,486
U.S. Treasury Securities (2.5%)
United States (2.5%)
U.S. Treasury Bond,
3.50%, 2/15/39	$4,300		4,488
U.S. Treasury Notes,
0.88%, 1/31/17 – 2/28/17		6,380	6,404
1.50%, 6/30/16		1,200	1,225
			12,117
Total Fixed Income Securities (Cost $126,061)			133,711

		Shares	Value (000)
Common Stocks (52.6%)
Australia (1.8%)
AGL Energy Ltd.		4,451	65
Alumina Ltd. (e)		28,733	37
AMP Ltd.		31,080	155
Arrium Ltd.		14,100	11
Asciano Ltd.		7,805	41
ASX Ltd.		1,539	52
Australia & New Zealand Banking Group Ltd.		27,202	855
BHP Billiton Ltd.		28,547	966
BlueScope Steel Ltd. (e)		3,657	19
Brambles Ltd.		13,059	113
Coca-Cola Amatil Ltd.		4,624	41
Cochlear Ltd.		499	29
Commonwealth Bank of Australia		12,195	930
Computershare Ltd.		4,195	49
Crown Resorts Ltd.		5,745	82
CSL Ltd.		4,783	300
Dexus Property Group REIT		42,125	44
DuluxGroup Ltd.		5,415	29
Echo Entertainment Group Ltd.		7,295	22
Fairfax Media Ltd.		32,187	27
Fortescue Metals Group Ltd.		10,837	44
Goodman Group REIT		10,629	51
GPT Group REIT		17,370	63
Incitec Pivot Ltd.		13,741	38
Insurance Australia Group Ltd.		19,798	109
Leighton Holdings Ltd.		1,366	25
Lend Lease Group REIT		5,862	72
Macquarie Group Ltd.		2,700	152
Mirvac Group REIT		25,584	43
National Australia Bank Ltd.		22,829	706
Newcrest Mining Ltd. (e)		4,209	42
Orica Ltd.		3,553	65

Origin Energy Ltd.	9,394	130
Orora Ltd.	11,036	15
QBE Insurance Group Ltd.	13,356	137
Recall Holdings Ltd. (e)	2,611	12
Rio Tinto Ltd.	3,744	209
Santos Ltd.	8,429	113
Scentre Group REIT (e)	41,037	124
Shopping Centres Australasia Property Group REIT	2,263	4
Sonic Healthcare Ltd.	3,160	52
Stockland REIT	23,429	86
Suncorp Group Ltd.	11,119	142
Sydney Airport	2,861	11
TABCORP Holdings Ltd.	7,097	23
Telstra Corp., Ltd.	41,748	205
Toll Holdings Ltd.	6,015	29
Transurban Group	12,301	86
Treasury Wine Estates Ltd.	7,395	35
Wesfarmers Ltd.	10,200	402
Westfield Corp. REIT	18,583	125
Westpac Banking Corp.	23,864	762
Woodside Petroleum Ltd.	5,210	202
Woolworths Ltd.	10,835	360
WorleyParsons Ltd.	1,584	26
		8,567
Austria (0.0%)
BUWOG AG (e)	183	4
Immofinanz AG (e)	3,664	13
Voestalpine AG	1,329	63
		80
Belgium (0.4%)
Ageas	3,005	120
Anheuser-Busch InBev N.V.	8,754	1,006
Colruyt SA	1,096	56
Delhaize Group SA	3,508	237
Groupe Bruxelles Lambert SA	1,457	151
KBC Groep N.V. (e)	3,024	165
Umicore SA	1,567	73
Viohalco SA (e)	1,985	11
		1,819
Canada (2.3%)
Agnico-Eagle Mines Ltd.	1,600	61
Agrium, Inc.	1,500	137
Bank of Montreal	5,100	376
Bank of Nova Scotia	8,800	587
Barrick Gold Corp.	9,400	172
BCE, Inc.	5,300	240
Blackberry Ltd. (e)	4,200	43
Bombardier, Inc.	12,800	45
Brookfield Asset Management, Inc., Class A	5,500	242
Cameco Corp.	4,100	81
Canadian Imperial Bank of Commerce	3,700	337
Canadian National Railway Co.	8,600	559
Canadian Natural Resources Ltd.	10,300	473
Canadian Oil Sands Ltd.	2,700	61
Canadian Pacific Railway Ltd.	1,600	290
Cenovus Energy, Inc.	7,100	230

Crescent Point Energy Corp.	2,100	93
Eldorado Gold Corp.	5,400	41
Enbridge, Inc.	8,200	389
Encana Corp.	7,600	180
Fairfax Financial Holdings Ltd.	300	142
First Quantum Minerals Ltd.	5,100	109
Fortis, Inc.	1,300	40
Goldcorp, Inc.	7,100	198
Great-West Lifeco, Inc.	4,100	116
Husky Energy, Inc.	2,600	84
IGM Financial, Inc.	1,800	86
Imperial Oil Ltd.	2,600	137
Intact Financial Corp.	1,500	104
Kinross Gold Corp. (e)	10,100	42
Lightstream Resources Ltd.	1,136	9
Loblaw Cos. Ltd.	673	30
Magna International, Inc.	2,600	280
Manulife Financial Corp.	18,100	360
National Bank of Canada	3,000	127
Pembina Pipeline Corp.	400	17
Penn West Petroleum Ltd.	3,700	36
Potash Corp. of Saskatchewan, Inc.	8,200	312
Power Corp. of Canada	4,100	114
Power Financial Corp.	3,400	106
Rogers Communications, Inc., Class B	3,800	153
Royal Bank of Canada	12,300	879
Shaw Communications, Inc., Class B	3,700	95
Silver Wheaton Corp.	3,500	92
SNC-Lavalin Group, Inc.	1,800	95
Sun Life Financial, Inc.	5,900	217
Suncor Energy, Inc.	14,100	601
Talisman Energy, Inc.	10,200	108
Teck Resources Ltd., Class B	4,700	107
Thomson Reuters Corp.	3,700	135
Tim Hortons, Inc.	3,100	170
Toronto-Dominion Bank (The)	16,200	834
Touchstone Exploration, Inc. (e)	650	1
TransAlta Corp.	2,300	28
TransCanada Corp.	6,300	301
Valeant Pharmaceuticals International, Inc. (e)	300	38
Yamana Gold, Inc.	7,200	59
		10,999
Chile (0.0%)
Antofagasta PLC	2,716	35

Denmark (0.4%)
AP Moeller - Maersk A/S	30	71
AP Moeller - Maersk A/S Series B	55	137
Carlsberg A/S Series B	371	40
Coloplast A/S	120	11
Danske Bank A/S	6,044	171
DSV A/S	3,452	112
Novo Nordisk A/S	19,475	896
Novozymes A/S Series B	2,771	139
TDC A/S	537	5
Vestas Wind Systems A/S (e)	3,486	176
		1,758

Finland (0.2%)
Fortum Oyj	6,094	164
Kesko Oyj, Class B	161	6
Kone Oyj, Class B	5,074	212
Nokia Oyj	34,796	263
Nokian Renkaat Oyj	1,401	55
Sampo, Class A	3,582	181
UPM-Kymmene Oyj	11,663	199
		1,080
France (2.6%)
Accor SA	1,422	74
Aeroports de Paris (ADP)	480	63
Air Liquide SA	3,070	414
Alcatel-Lucent (e)	39,117	140
Alstom SA	4,118	150
AXA SA	16,884	404
BNP Paribas SA	9,982	677
Bouygues SA	2,699	112
Bureau Veritas SA	2,324	65
Cap Gemini SA	1,918	137
Carrefour SA	7,019	259
Casino Guichard Perrachon SA	141	19
CGG SA (e)	2,024	29
Christian Dior SA	710	141
Cie de St-Gobain	2,371	134
Cie Generale des Etablissements Michelin Series B	1,855	222
Credit Agricole SA	8,087	114
Danone SA	8,122	603
Edenred	1,823	55
Electricite de France SA	3,256	103
Essilor International SA	1,528	162
Eutelsat Communications SA	799	28
GDF Suez	12,237	337
Groupe Eurotunnel SA	7,563	102
ICADE REIT	86	9
JCDecaux SA	651	24
Kering	1,357	298
L’Oreal SA	3,007	518
Lafarge SA	4,474	388
LVMH Moet Hennessy Louis Vuitton SA	2,297	443
Orange SA	19,419	306
Pernod Ricard SA	2,385	286
Peugeot SA (e)	1,221	18
Publicis Groupe SA	1,047	89
Remy Cointreau SA	63	6
Renault SA	1,898	172
Sanofi	11,589	1,231
SES SA	2,416	92
Societe Generale SA	6,916	362
Societe Television Francaise 1	1,176	19
Sodexo	1,223	132
Suez Environnement Co.	4,193	80
Technip SA	933	102
Thales SA	1,262	76
Total SA	20,957	1,515
Unibail-Rodamco SE REIT	1,616	470
Vallourec SA	2,417	108
Veolia Environnement SA	5,613	107
Vinci SA	4,786	358

Vivendi SA (e)	16,236	397
		12,150
Germany (2.2%)
Adidas AG	1,738	176
Allianz SE (Registered)	4,059	676
Axel Springer SE	168	10
BASF SE	10,277	1,196
Bayer AG (Registered)	6,754	954
Bayerische Motoren Werke AG	2,799	355
Beiersdorf AG	1,103	107
Commerzbank AG (e)	3,854	61
Continental AG	533	123
Daimler AG (Registered)	6,189	580
Deutsche Bank AG (Registered)	11,761	414
Deutsche Boerse AG	1,204	93
Deutsche Lufthansa AG (Registered)	3,253	70
Deutsche Post AG (Registered)	5,009	181
Deutsche Telekom AG (Registered)	25,997	456
E.ON SE	15,975	330
Esprit Holdings Ltd. (f)	12,508	18
Fraport AG Frankfurt Airport Services Worldwide	268	19
Fresenius Medical Care AG & Co., KGaA	1,557	105
Fresenius SE & Co., KGaA	1,047	156
Henkel AG & Co., KGaA	1,748	176
Henkel AG & Co., KGaA (Preference)	2,044	236
Infineon Technologies AG	10,693	134
K&S AG (Registered)	1,306	43
Lanxess AG	827	56
Linde AG	1,359	289
Merck KGaA	1,048	91
Metro AG (e)	1,378	60
Muenchener Rueckversicherungs AG (Registered)	1,719	381
Osram Licht AG (e)	765	39
Porsche Automobil Holding SE (Preference)	779	81
ProSiebenSat.1 Media AG (Registered)	535	24
QIAGEN N.V. (e)	2,514	61
RWE AG	3,402	146
SAP AG	9,219	712
Siemens AG (Registered)	7,650	1,010
Suedzucker AG	616	12
ThyssenKrupp AG (e)	4,900	143
TUI AG	1,503	25
Volkswagen AG	290	75
Volkswagen AG (Preference)	1,450	381
		10,255
Greece (0.1%)
Aegean Airlines SA (e)	110	1
Alpha Bank AE (e)	33,199	31
Athens Water Supply & Sewage Co., SA (The)	260	3
Diagnostic & Therapeutic Center of Athens Hygeia SA (e)	1,296	1
Ellaktor SA (e)	2,471	14
Elval - Hellenic Aluminium Industry SA	223	1
Folli Follie SA (e)	843	34
Fourlis Holdings SA (e)	518	4
Frigoglass SA (e)	397	2
GEK Terna Holding Real Estate Construction SA (e)	2,998	15
Hellenic Exchanges - Athens Stock Exchange SA Holding (e)	1,988	23
Hellenic Petroleum SA	830	7

Hellenic Telecommunications Organization SA (e)	6,619	98
Intracom Holdings SA (Registered) (e)	2,952	3
Intralot SA-Integrated Lottery Systems & Services	5,186	14
JUMBO SA (e)	992	16
Marfin Investment Group Holdings SA (e)	14,047	9
Metka SA	686	12
MLS Multimedia SA (e)	248	1
Motor Oil Hellas Corinth Refineries SA	1,078	11
Mytilineos Holdings SA (e)	1,815	15
National Bank of Greece SA (e)	10,211	37
OPAP SA	5,669	101
Piraeus Bank SA (e)	25,204	56
Piraeus Port Authority	135	3
Public Power Corp. SA	3,618	56
Sidenor Steel Products Manufacturing Co., SA (e)	968	2
Terna Energy SA (e)	980	5
Thessaloniki Port Authority SA	44	2
Titan Cement Co., SA	1,502	49
		626
Hong Kong (0.6%)
AIA Group Ltd.	67,200	338
Bank of East Asia Ltd.	17,196	71
BOC Hong Kong Holdings Ltd.	36,500	106
Cheung Kong Holdings Ltd.	14,000	248
CLP Holdings Ltd.	19,000	156
Hang Lung Group Ltd.	8,000	43
Hang Lung Properties Ltd.	22,000	68
Hang Seng Bank Ltd.	11,500	188
Henderson Land Development Co., Ltd.	14,203	83
Hong Kong & China Gas Co., Ltd.	52,707	115
Hong Kong Exchanges and Clearing Ltd.	10,716	200
Hutchison Whampoa Ltd.	21,000	287
Kerry Logistics Network Ltd.	3,500	6
Kerry Properties Ltd.	7,000	24
Link REIT (The)	21,033	113
MTR Corp., Ltd.	15,242	59
New World Development Co., Ltd.	39,632	45
Power Assets Holdings Ltd.	14,500	127
Sands China Ltd.	28,400	215
Sino Land Co., Ltd.	22,444	37
Sun Hung Kai Properties Ltd.	14,323	196
Swire Pacific Ltd., Class A	6,500	80
Swire Properties Ltd.	4,550	13
Wharf Holdings Ltd.	13,200	95
Wheelock & Co., Ltd.	10,000	42
		2,955
Ireland (0.0%)
Kerry Group PLC, Class A	374	28

Italy (0.5%)
Assicurazioni Generali SpA	11,606	254
Atlantia SpA	3,202	91
Banco Popolare SC (e)	2,037	34
Enel Green Power SpA	11,984	34
Enel SpA	57,892	337
Eni SpA	22,322	611
Fiat SpA (e)	9,996	99
Finmeccanica SpA (e)	1,205	12

Intesa Sanpaolo SpA	87,652	271
Luxottica Group SpA	1,123	65
Prysmian SpA	1,210	27
Saipem SpA (e)	2,154	58
Snam SpA	20,778	125
Telecom Italia SpA (e)	90,977	115
Telecom Italia SpA	64,353	64
Terna Rete Elettrica Nazionale SpA	9,469	50
UniCredit SpA	28,794	241
Unione di Banche Italiane SCPA	5,195	45
		2,533
Japan (5.0%)
Advantest Corp.	1,600	20
Aeon Co., Ltd.	10,800	133
Aisin Seiki Co., Ltd.	2,800	111
Ajinomoto Co., Inc.	13,000	204
Asahi Glass Co., Ltd.	12,000	71
Asahi Group Holdings Ltd.	5,300	166
Asahi Kasei Corp.	19,000	145
Astellas Pharma, Inc.	19,000	250
Bank of Yokohama Ltd. (The)	15,000	86
Bridgestone Corp.	6,600	231
Calbee, Inc.	300	8
Canon, Inc.	10,400	338
Central Japan Railway Co.	1,700	242
Chiba Bank Ltd. (The)	10,000	71
Chubu Electric Power Co., Inc. (e)	5,800	72
Chugai Pharmaceutical Co., Ltd.	3,400	96
Chugoku Electric Power Co., Inc. (The)	2,600	35
Coca-Cola West Co., Ltd.	300	5
Dai Nippon Printing Co., Ltd.	8,000	84
Dai-ichi Life Insurance Co., Ltd. (The)	1,000	15
Daiichi Sankyo Co., Ltd.	6,800	127
Daikin Industries Ltd.	2,800	177
Daito Trust Construction Co., Ltd.	1,000	118
Daiwa House Industry Co., Ltd.	8,000	166
Daiwa Securities Group, Inc.	21,000	182
Denso Corp.	6,100	291
Dentsu, Inc.	2,200	90
East Japan Railway Co.	3,600	284
Eisai Co., Ltd.	2,800	117
Electric Power Development Co., Ltd.	1,900	62
FamilyMart Co., Ltd.	200	9
FANUC Corp.	1,800	310
Fast Retailing Co., Ltd.	500	164
FUJIFILM Holdings Corp.	5,700	159
Fujitsu Ltd.	19,000	142
Hankyu Hanshin Holdings, Inc.	24,000	137
Hitachi Ltd.	47,000	344
Hokkaido Electric Power Co., Inc. (e)	2,900	22
Hokuriku Electric Power Co.	2,700	36
Honda Motor Co., Ltd.	1,100	38
Honda Motor Co., Ltd. ADR	13,695	479
Hoya Corp.	4,200	140
Ibiden Co., Ltd.	1,400	28
Inpex Corp.	4,200	64
Isetan Mitsukoshi Holdings Ltd.	3,700	48
Isuzu Motors Ltd.	1,000	7
ITOCHU Corp.	15,500	199

Japan Real Estate Investment Corp. REIT	12	70
Japan Steel Works Ltd. (The)	3,000	13
Japan Tobacco, Inc.	16,000	583
JFE Holdings, Inc.	4,600	95
JGC Corp.	2,000	61
JSR Corp.	2,100	36
JX Holdings, Inc.	2,800	15
Kansai Electric Power Co., Inc. (The) (e)	4,900	46
Kao Corp.	8,100	319
Kawasaki Heavy Industries Ltd.	26,000	99
KDDI Corp.	7,500	457
Keikyu Corp.	7,000	63
Keio Corp.	7,000	55
Keyence Corp.	500	218
Kikkoman Corp.	1,000	21
Kintetsu Corp.	29,000	106
Kirin Holdings Co., Ltd.	14,000	202
Kobe Steel Ltd.	49,000	74
Komatsu Ltd.	9,800	228
Konica Minolta, Inc.	3,500	35
Kubota Corp.	13,000	184
Kuraray Co., Ltd.	3,500	44
Kyocera Corp.	3,200	152
Kyushu Electric Power Co., Inc. (e)	2,700	30
Lawson, Inc.	300	22
LIXIL Group Corp.	3,900	105
Makita Corp.	1,100	68
Marubeni Corp.	21,000	154
Mazda Motor Corp.	17,000	80
MEIJI Holdings Co., Ltd.	200	13
Mitsubishi Chemical Holdings Corp.	15,500	69
Mitsubishi Corp.	12,800	266
Mitsubishi Electric Corp.	19,000	234
Mitsubishi Estate Co., Ltd.	12,000	296
Mitsubishi Heavy Industries Ltd.	37,000	231
Mitsubishi Motors Corp.	6,400	71
Mitsui & Co., Ltd.	19,300	309
Mitsui Fudosan Co., Ltd.	9,000	303
Mitsui OSK Lines Ltd.	12,000	45
Mizuho Financial Group, Inc.	144,700	297
MS&AD Insurance Group Holdings, Inc.	4,000	97
Murata Manufacturing Co., Ltd.	2,200	206
NGK Insulators Ltd.	3,000	68
NH Foods Ltd.	1,000	20
Nidec Corp.	2,200	135
Nikon Corp.	3,500	55
Nintendo Co., Ltd.	1,000	120
Nippon Building Fund, Inc. REIT	12	70
Nippon Electric Glass Co., Ltd.	4,000	23
Nippon Express Co., Ltd.	15,000	73
Nippon Steel Sumitomo Metal Corp.	80,000	256
Nippon Telegraph & Telephone Corp.	5,600	349
Nippon Yusen KK	24,000	69
Nissan Motor Co., Ltd.	23,900	227
Nisshin Seifun Group, Inc.	800	10
Nissin Foods Holdings Co., Ltd.	200	10
Nitto Denko Corp.	1,700	80
NKSJ Holdings, Inc.	400	11
Nomura Holdings, Inc.	36,100	255
NSK Ltd.	7,000	91
NTT Data Corp.	2,100	81

NTT DoCoMo, Inc.	14,700	251
Odakyu Electric Railway Co., Ltd.	12,000	115
OJI Holdings Corp.	9,000	37
Olympus Corp. (e)	2,400	83
Omron Corp.	1,900	80
Ono Pharmaceutical Co., Ltd.	1,000	88
Oriental Land Co., Ltd.	100	17
ORIX Corp.	10,500	174
Osaka Gas Co., Ltd.	29,000	122
Otsuka Holdings Co., Ltd.	400	12
Panasonic Corp.	18,700	228
Rakuten, Inc.	10,000	129
Resona Holdings, Inc.	7,300	43
Ricoh Co., Ltd.	8,000	95
Rohm Co., Ltd.	800	46
Secom Co., Ltd.	2,100	128
Sekisui House Ltd.	8,000	110
Seven & I Holdings Co., Ltd.	11,400	480
Sharp Corp. (e)	10,000	32
Shikoku Electric Power Co., Inc. (e)	3,800	53
Shin-Etsu Chemical Co., Ltd.	3,300	201
Shionogi & Co., Ltd.	4,400	92
Shiseido Co., Ltd.	6,000	109
Shizuoka Bank Ltd. (The)	10,000	108
SMC Corp.	600	161
Softbank Corp.	7,400	551
Sony Corp.	900	15
Sony Corp. ADR	9,035	152
Sumitomo Chemical Co., Ltd.	15,000	57
Sumitomo Corp.	11,700	158
Sumitomo Electric Industries Ltd.	16,600	233
Sumitomo Metal Mining Co., Ltd.	6,000	97
Sumitomo Mitsui Financial Group, Inc.	13,000	545
Sumitomo Mitsui Trust Holdings, Inc.	30,000	137
Sumitomo Realty & Development Co., Ltd.	6,000	257
Suntory Beverage & Food Ltd.	500	20
Suzuki Motor Corp.	4,200	132
T&D Holdings, Inc.	5,800	79
Takeda Pharmaceutical Co., Ltd.	7,400	343
TDK Corp.	1,000	47
Terumo Corp.	4,600	103
Tobu Railway Co., Ltd.	23,000	120
Tohoku Electric Power Co., Inc.	4,600	54
Tokio Marine Holdings, Inc.	4,900	161
Tokyo Electric Power Co., Inc. (e)	9,500	40
Tokyo Electron Ltd.	1,500	101
Tokyo Gas Co., Ltd.	26,000	152
Tokyu Corp.	12,000	85
Toppan Printing Co., Ltd.	8,000	62
Toray Industries, Inc.	19,000	125
Toshiba Corp.	42,000	196
Toyota Industries Corp.	2,500	129
Toyota Motor Corp.	27,300	1,640
Trend Micro, Inc.	1,200	39
Unicharm Corp.	2,300	137
West Japan Railway Co.	2,300	101
Yahoo! Japan Corp.	19,100	88
Yakult Honsha Co., Ltd.	400	20
Yamada Denki Co., Ltd.	9,500	34

Yamato Holdings Co., Ltd.	6,600	137
		23,739
Kazakhstan (0.0%)
Kazakhmys PLC (e)	2,888	15

Netherlands (0.8%)
Akzo Nobel N.V.	4,136	310
ArcelorMittal	12,177	181
ASML Holding N.V.	2,380	222
CNH Industrial N.V.	6,659	68
Fugro N.V. CVA	657	38
Heineken Holding N.V.	254	17
Heineken N.V.	4,097	294
ING Groep N.V. CVA (e)	45,698	642
Koninklijke Ahold N.V.	12,980	244
Koninklijke DSM N.V.	3,186	232
Koninklijke KPN N.V. (e)	6,177	22
Koninklijke Philips N.V.	11,422	362
Koninklijke Vopak N.V.	1,006	49
PostNL N.V. (e)	4,654	22
Randstad Holding N.V.	1,207	65
TNT Express N.V.	4,151	38
Unilever N.V. CVA	18,468	808
		3,614
Norway (0.3%)
Aker Solutions ASA	1,833	32
DnB ASA	11,838	217
Kvaerner ASA	1,677	3
Norsk Hydro ASA	13,781	74
Orkla ASA	12,166	108
REC Silicon ASA (e)	6,482	4
Seadrill Ltd.	328	13
Statoil ASA	13,168	404
Subsea 7 SA	3,127	58
Telenor ASA	16,272	371
Yara International ASA	2,039	102
		1,386
Poland (0.0%)
Jeronimo Martins SGPS SA	8,461	139

Portugal (0.1%)
Altri SGPS SA	2,096	6
Banco BPI SA (e)	11,503	24
Banco Comercial Portugues SA (e)	490,800	128
Banco Espirito Santo SA (Registered) (e)	71,639	59
EDP - Energias de Portugal SA	33,275	167
Galp Energia SGPS SA	9,188	168
Mota-Engil SGPS SA	1,271	10
Portucel SA	1,622	8
Portugal Telecom SGPS SA (Registered)	33,426	123
Sonae	7,110	12
Sonaecom - SGPS SA	3,245	8
Zon Optimus SGPS SA	1,592	10
		723

South Africa (0.2%)
SABMiller PLC	13,206	766

Spain (2.1%)
Abertis Infraestructuras SA	12,358	284
ACS Actividades de Construccion y Servicios SA	3,511	161
Amadeus IT Holding SA, Class A	5,400	223
Banco Bilbao Vizcaya Argentaria SA	132,359	1,687
Banco de Sabadell SA	47,298	161
Banco Popular Espanol SA	7,319	49
Banco Santander SA	241,421	2,522
CaixaBank SA	26,805	166
Distribuidora Internacional de Alimentacion SA	20,015	184
EDP Renovaveis SA	7,236	54
Enagas SA	4,460	144
Ferrovial SA	6,878	153
Gas Natural SDG SA	5,948	188
Grifols SA	2,531	138
Grifols SA, Class B	126	6
Iberdrola SA	103,127	788
Inditex SA	5,526	851
International Consolidated Airlines Group SA (e)	13,928	88
Red Electrica Corp., SA	3,217	294
Repsol SA	16,546	436
Telefonica SA	71,322	1,223
		9,800
Sweden (0.9%)
Assa Abloy AB, Class B	3,279	167
Atlas Copco AB, Class A	9,926	287
Atlas Copco AB, Class B	7,174	192
Electrolux AB, Class B	2,950	75
Hennes & Mauritz AB, Class B	10,362	453
Husqvarna AB, Class B	5,449	42
Investor AB, Class B	11,790	442
Millicom International Cellular SA SDR	1,326	121
Modern Times Group AB, Class B	443	19
Nordea Bank AB	26,050	368
Sandvik AB	15,296	209
Skandinaviska Enskilda Banken AB	14,182	190
Skanska AB, Class B	3,281	75
SKF AB, Class B	6,298	161
Svenska Cellulosa AB SCA, Class B	10,031	261
Svenska Handelsbanken AB, Class A	5,479	268
Swedbank AB, Class A	4,898	130
Swedish Match AB	4,710	163
Telefonaktiebolaget LM Ericsson, Class B	25,830	312
TeliaSonera AB	31,426	230
Volvo AB, Class B	8,272	114
		4,279
Switzerland (2.8%)
ABB Ltd. (Registered) (e)	37,474	863
Actelion Ltd. (Registered) (e)	1,056	134
Adecco SA (Registered) (e)	1,374	113
Aryzta AG (e)	217	21
Barry Callebaut AG (Registered) (e)	5	7
Cie Financiere Richemont SA (Registered)	5,331	559
Coca-Cola HBC AG (e)	1,752	40
Credit Suisse Group AG (Registered) (e)	16,331	467

Geberit AG (Registered)	894	314
Givaudan SA (Registered) (e)	99	165
Holcim Ltd. (Registered) (e)	327	29
Julius Baer Group Ltd. (e)	2,309	95
Kuehne & Nagel International AG (Registered)	732	97
Lindt & Spruengli AG	2	10
Lonza Group AG (Registered) (e)	523	57
Nestle SA (Registered)	46,168	3,577
Novartis AG (Registered)	23,572	2,134
Roche Holding AG (Genusschein)	6,415	1,913
SGS SA (Registered)	60	144
Sonova Holding AG (Registered)	957	146
Swatch Group AG (The)	353	213
Swiss Re AG (e)	1,336	119
Swisscom AG (Registered)	745	433
Syngenta AG (Registered)	914	340
Transocean Ltd.	3,245	146
UBS AG (Registered) (e)	30,443	559
Zurich Insurance Group AG (e)	2,528	762
		13,457
United Kingdom (6.2%)
3i Group PLC	17,668	122
Admiral Group PLC	3,778	100
Aggreko PLC	2,431	69
AMEC PLC	3,969	83
Anglo American PLC	12,293	301
ARM Holdings PLC	14,750	222
Associated British Foods PLC	2,748	143
AstraZeneca PLC	16,441	1,221
Aviva PLC	32,168	281
Babcock International Group PLC	4,000	80
BAE Systems PLC	51,079	378
Barclays PLC	165,488	603
BG Group PLC	32,584	689
BHP Billiton PLC	20,867	675
BP PLC	189,666	1,671
British American Tobacco PLC	24,355	1,450
British Land Co., PLC REIT	12,968	156
British Sky Broadcasting Group PLC	8,242	128
BT Group PLC	102,679	676
Burberry Group PLC	4,196	106
Cairn Energy PLC (e)	6,451	22
Capita PLC	6,586	129
Centrica PLC	52,229	279
Compass Group PLC	21,054	366
Diageo PLC	31,027	991
Experian PLC	11,285	191
G4S PLC	14,808	65
GlaxoSmithKline PLC	58,621	1,569
Glencore PLC	65,300	364
HSBC Holdings PLC	161,033	1,634
Imperial Tobacco Group PLC	12,761	574
Inmarsat PLC	4,106	53
Intertek Group PLC	1,847	87
Investec PLC	9,538	88
ITV PLC	32,244	98
J Sainsbury PLC	3,076	17
Johnson Matthey PLC	2,335	124
Land Securities Group PLC REIT	12,437	221

Legal & General Group PLC	64,615	249
Lloyds Banking Group PLC (e)	379,266	482
Lonmin PLC (e)	1,989	8
Man Group PLC	15,236	27
Marks & Spencer Group PLC	10,082	73
National Grid PLC	35,017	503
Next PLC	1,962	217
Old Mutual PLC	76,950	260
Pearson PLC	12,902	255
Petrofac Ltd.	3,181	65
Prudential PLC	31,720	728
Randgold Resources Ltd.	924	77
Reckitt Benckiser Group PLC	8,526	744
Reed Elsevier PLC	3,587	58
Rio Tinto PLC	13,589	723
Rolls-Royce Holdings PLC (e)	34,143	625
Royal Bank of Scotland Group PLC (e)	20,621	116
Royal Dutch Shell PLC, Class A	35,881	1,485
Royal Dutch Shell PLC, Class B	27,048	1,177
RSA Insurance Group PLC	15,957	130
Serco Group PLC	5,878	37
Shire PLC	5,464	427
Signet Jewelers Ltd.	422	47
Smith & Nephew PLC	10,250	182
Smiths Group PLC	6,229	138
SSE PLC	17,723	475
Standard Chartered PLC	21,901	448
Standard Life PLC	18,540	119
Tate & Lyle PLC	1,154	14
Tesco PLC	98,927	481
TUI Travel PLC	15,728	107
Tullow Oil PLC	8,851	129
Unilever PLC	16,493	748
Vedanta Resources PLC	1,623	31
Vodafone Group PLC	330,304	1,102
WM Morrison Supermarkets PLC	25,711	81
Wolseley PLC	3,226	177
WPP PLC	28,743	627
		29,398
United States (23.1%)
3M Co.	1,791	257
AAON, Inc.	848	28
Aaron’s, Inc.	1,312	47
Abbott Laboratories	5,712	234
AbbVie, Inc.	5,712	322
Abercrombie & Fitch Co., Class A	249	11
Accenture PLC, Class A	3,625	293
ACCO Brands Corp. (e)	104	1
Actavis plc (e)	321	72
Actuant Corp., Class A	1,359	47
Acuity Brands, Inc.	343	47
Adobe Systems, Inc. (e)	3,763	272
ADT Corp. (The)	404	14
Advance Auto Parts, Inc.	604	81
Advanced Micro Devices, Inc. (e)	3,080	13
AES Corp.	893	14
Aetna, Inc.	2,546	206
Aflac, Inc.	301	19
Agilent Technologies, Inc.	1,979	114

Air Products & Chemicals, Inc.	277	36
Airgas, Inc.	294	32
Akamai Technologies, Inc. (e)	1,112	68
Alcoa, Inc.	3,780	56
Alexander & Baldwin, Inc.	1,113	46
Alexion Pharmaceuticals, Inc. (e)	1,201	188
Allegheny Technologies, Inc.	535	24
Allegion PLC	1,138	64
Allergan, Inc.	2,039	345
Allstate Corp. (The)	543	32
Alpha Natural Resources, Inc. (e)	884	3
Altera Corp.	4,241	147
Altria Group, Inc.	13,729	576
Amazon.com, Inc. (e)	1,470	477
AMC Networks, Inc., Class A (e)	21	1
Amcor Ltd.	11,036	109
Ameren Corp.	2,292	94
American Electric Power Co., Inc.	4,094	228
American Express Co.	3,491	331
American Tower Corp. REIT	3,460	311
Ameriprise Financial, Inc.	2,279	273
AmerisourceBergen Corp.	3,371	245
AMETEK, Inc.	1,774	93
Amgen, Inc.	5,517	653
Amphenol Corp., Class A	206	20
Anadarko Petroleum Corp.	3,357	367
Analog Devices, Inc.	3,757	203
Analogic Corp.	429	34
Annaly Capital Management, Inc. REIT	2,458	28
Aon PLC	200	18
Apache Corp.	2,574	259
Apollo Education Group, Inc., Class A (e)	636	20
Apple, Inc.	51,163	4,755
Applied Materials, Inc.	7,149	161
ArcBest Corp.	1,089	47
Arch Coal, Inc.	13,258	48
Archer-Daniels-Midland Co.	4,604	203
AT&T, Inc.	28,651	1,013
Automatic Data Processing, Inc.	1,670	132
AutoZone, Inc. (e)	257	138
Avago Technologies Ltd.	1,465	106
AvalonBay Communities, Inc. REIT	1,367	194
Avery Dennison Corp.	1,448	74
Avon Products, Inc.	5,226	76
Baker Hughes, Inc.	3,595	268
Balchem Corp.	696	37
Ball Corp.	799	50
Bank of America Corp.	87,269	1,341
Bank of New York Mellon Corp. (The)	10,284	385
Baxter International, Inc.	4,020	291
BB&T Corp.	5,960	235
Becton Dickinson and Co.	1,822	216
Bed Bath & Beyond, Inc. (e)	1,380	79
Belden, Inc.	611	48
Berkshire Hathaway, Inc., Class B (e)	654	83
Best Buy Co., Inc.	1,346	42
Biogen Idec, Inc. (e)	1,424	449
Blackhawk Network Holdings, Inc. (e)	141	4
BlackRock, Inc.	987	315
Boeing Co. (The)	3,219	410
Boston Properties, Inc. REIT	1,216	144

Boston Scientific Corp. (e)	10,697	137
Bristol-Myers Squibb Co.	8,039	390
Broadcom Corp., Class A	5,352	199
Brookfield Property Partners LP	2,480	52
Brown-Forman Corp., Class B	306	29
Bunge Ltd.	875	66
C.H. Robinson Worldwide, Inc.	1,127	72
CA, Inc.	1,775	51
Cablevision Systems Corp.	2,712	48
Cabot Oil & Gas Corp.	1,306	45
Callaway Golf Co.	3,917	33
Cameron International Corp. (e)	1,723	117
Campbell Soup Co.	677	31
Cantel Medical Corp.	551	20
Capital One Financial Corp.	3,477	287
Cardinal Health, Inc.	3,121	214
CarMax, Inc. (e)	877	46
Carnival Corp.	2,009	76
Cash America International, Inc.	1,039	46
Catamaran Corp. (e)	200	9
Caterpillar, Inc.	4,387	477
CBRE Group, Inc., Class A (e)	5,489	176
CBS Corp., Class B	5,701	354
Celanese Corp. Series A	320	21
Celgene Corp. (e)	5,222	448
CenterPoint Energy, Inc.	4,476	114
CenturyLink, Inc.	3,610	131
Cerner Corp. (e)	2,012	104
CF Industries Holdings, Inc.	556	134
Charles Schwab Corp. (The)	6,333	171
Chesapeake Energy Corp.	4,134	128
Chevron Corp.	9,265	1,210
Chipotle Mexican Grill, Inc. (e)	223	132
Chubb Corp. (The)	284	26
Church & Dwight Co., Inc.	304	21
Cigna Corp.	2,571	236
Cimarex Energy Co.	323	46
Cintas Corp.	1,094	69
CIRCOR International, Inc.	384	30
Cisco Systems, Inc.	41,042	1,020
CIT Group, Inc.	1,655	76
Citigroup, Inc.	15,415	726
Citrix Systems, Inc. (e)	1,679	105
Cliffs Natural Resources, Inc.	877	13
Clorox Co. (The)	1,448	132
CME Group, Inc.	211	15
Coach, Inc.	1,353	46
Coca-Cola Co.	36,863	1,561
Coca-Cola Enterprises, Inc.	2,183	104
Cognizant Technology Solutions Corp., Class A (e)	5,218	255
Colgate-Palmolive Co.	10,333	704
Comcast Corp., Class A	12,074	648
Comcast Corp. Special Class A	3,375	180
Comerica, Inc.	222	11
ConAgra Foods, Inc.	3,791	112
Concho Resources, Inc. (e)	580	84
ConocoPhillips	6,765	580
CONSOL Energy, Inc.	2,645	122
Consolidated Edison, Inc.	1,986	115
Constellation Brands, Inc., Class A (e)	697	61
Cooper Cos., Inc. (The)	338	46

Corning, Inc.	4,384	96
Costco Wholesale Corp.	6,415	739
Covidien PLC	1,698	153
CR Bard, Inc.	879	126
Crimson Wine Group Ltd. (e)	181	2
Crown Castle International Corp.	2,596	193
Crown Holdings, Inc. (e)	600	30
CST Brands, Inc.	1,657	57
CSX Corp.	6,008	185
Cubic Corp.	1,045	46
Cummins, Inc.	1,721	266
CVS Caremark Corp.	4,087	308
Cytec Industries, Inc.	445	47
D.R. Horton, Inc.	1,935	48
Danaher Corp.	3,963	312
Darden Restaurants, Inc.	524	24
DaVita HealthCare Partners, Inc. (e)	1,092	79
Deere & Co.	2,618	237
Delta Air Lines, Inc.	1,188	46
Deltic Timber Corp.	283	17
Denbury Resources, Inc.	834	15
DENTSPLY International, Inc.	973	46
Devon Energy Corp.	2,022	161
DeVry Education Group, Inc.	21	1
Diamond Offshore Drilling, Inc.	43	2
DIRECTV, Class A (e)	7,292	620
Discover Financial Services	3,169	196
Discovery Communications, Inc., Class A (e)	1,442	107
Discovery Communications, Inc., Class C (e)	1,203	87
Dollar General Corp. (e)	186	11
Dollar Tree, Inc. (e)	580	32
Dominion Resources, Inc.	5,323	381
Dover Corp.	226	21
Dow Chemical Co. (The)	1,880	97
Dr. Pepper Snapple Group, Inc.	1,363	80
DTE Energy Co.	1,390	108
Duke Energy Corp.	4,362	324
Dun & Bradstreet Corp. (The)	626	69
Eagle Materials, Inc.	482	45
Eastman Chemical Co.	282	25
Eaton Corp., PLC	2,048	158
eBay, Inc. (e)	7,267	364
Ecolab, Inc.	1,368	152
Edison International	3,627	211
Edwards Lifesciences Corp. (e)	321	28
EI du Pont de Nemours & Co.	1,472	96
Eli Lilly & Co.	4,433	276
EMC Corp.	15,897	419
EMCOR Group, Inc.	1,037	46
Emerson Electric Co.	4,565	303
Encore Wire Corp.	337	17
Energen Corp.	515	46
Energizer Holdings, Inc.	138	17
EnerSys	656	45
Engility Holdings, Inc. (e)	18	1
Entergy Corp.	1,190	98
EOG Resources, Inc.	4,345	508
EQT Corp.	1,283	137
Equifax, Inc.	1,361	99
Equity Residential REIT	2,633	166
Estee Lauder Cos., Inc. (The), Class A	3,290	244

Exelis, Inc.	227	4
Exelon Corp.	6,830	249
Expedia, Inc.	332	26
Expeditors International of Washington, Inc.	656	29
Express Scripts Holding Co. (e)	6,026	418
Exxon Mobil Corp.	22,586	2,274
Fair Isaac Corp.	750	48
Family Dollar Stores, Inc.	297	20
Fastenal Co.	1,671	83
FedEx Corp.	1,824	276
FEI Co.	520	47
Fidelity National Information Services, Inc.	111	6
Fifth Third Bancorp	8,171	174
Financial Engines, Inc.	948	43
First Solar, Inc. (e)	295	21
FirstEnergy Corp.	3,156	110
Fiserv, Inc. (e)	1,336	81
Flowserve Corp.	900	67
Fluor Corp.	626	48
FMC Corp.	882	63
FMC Technologies, Inc. (e)	2,271	139
Ford Motor Co.	9,229	159
Franklin Resources, Inc.	3,208	186
Freeport-McMoRan Copper & Gold, Inc.	2,560	93
Frontier Communications Corp.	8,847	52
GameStop Corp., Class A	536	22
Gannett Co., Inc.	233	7
Gap, Inc. (The)	1,396	58
General Dynamics Corp.	1,141	133
General Electric Co.	20,178	530
General Growth Properties, Inc. REIT	1,246	29
General Mills, Inc.	6,004	315
Genuine Parts Co.	111	10
Gilead Sciences, Inc. (e)	8,580	711
Global Payments, Inc.	644	47
Goldman Sachs Group, Inc. (The)	4,252	712
Google, Inc., Class A (e)	1,683	984
Google, Inc., Class C (e)	1,683	968
Green Plains, Inc.	1,412	46
H&R Block, Inc.	3,237	108
Halliburton Co.	6,438	457
Harman International Industries, Inc.	43	5
Hartford Financial Services Group, Inc.	328	12
Hasbro, Inc.	176	9
HCP, Inc. REIT	1,586	66
Health Care REIT, Inc.	617	39
Heartland Express, Inc.	2,130	45
Helmerich & Payne, Inc.	880	102
Henry Schein, Inc. (e)	580	69
Herbalife Ltd.	195	13
Hershey Co. (The)	895	87
Hess Corp.	1,239	122
Hewlett-Packard Co.	10,606	357
Hillshire Brands Co.	404	25
Hologic, Inc. (e)	1,496	38
Home Depot, Inc.	1,131	92
Honeywell International, Inc.	4,630	430
Hormel Foods Corp.	323	16
Hospira, Inc. (e)	1,394	72
Host Hotels & Resorts, Inc. REIT	7,871	173
Hudson City Bancorp, Inc.	222	2

Humana, Inc.	604	77
Huntington Bancshares, Inc.	900	9
Huntington Ingalls Industries, Inc.	59	6
IHS, Inc., Class A (e)	572	78
Illinois Tool Works, Inc.	2,274	199
Illumina, Inc. (e)	542	97
Ingersoll-Rand PLC	1,027	64
Intel Corp.	17,676	546
Intercontinental Exchange, Inc.	578	109
Interface, Inc.	2,186	41
International Business Machines Corp.	7,271	1,318
International Flavors & Fragrances, Inc.	253	26
International Game Technology	2,603	41
International Paper Co.	830	42
International Speedway Corp., Class A	577	19
Interpublic Group of Cos., Inc. (The)	4,601	90
Intuit, Inc.	2,922	235
Intuitive Surgical, Inc. (e)	535	220
Invacare Corp.	747	14
Invesco Ltd.	3,481	131
Iron Mountain, Inc.	2,291	81
ITT Corp.	219	11
Jabil Circuit, Inc.	222	5
Jacobs Engineering Group, Inc. (e)	951	51
Janus Capital Group, Inc.	111	1
JB Hunt Transport Services, Inc.	228	17
JC Penney Co., Inc. (e)	222	2
JM Smucker Co. (The)	920	98
Johnson & Johnson	13,648	1,428
Johnson Controls, Inc.	1,948	97
Jones Lang LaSalle, Inc.	368	46
Joy Global, Inc.	241	15
JPMorgan Chase & Co.	37,177	2,142
Juniper Networks, Inc. (e)	5,331	131
KB Home	2,636	49
KBR, Inc.	1,102	26
Kellogg Co.	2,415	159
Keurig Green Mountain, Inc.	306	38
KeyCorp	10,315	148
Kimberly-Clark Corp.	4,289	477
Kimco Realty Corp. REIT	2,219	51
KLA-Tencor Corp.	889	65
Knowles Corp. (e)	113	3
Kohl’s Corp.	1,649	87
Kraft Foods Group, Inc.	3,996	240
Kroger Co. (The)	7,169	354
L Brands, Inc.	1,931	113
L-3 Communications Holdings, Inc.	111	13
Laboratory Corp. of America Holdings (e)	549	56
Lam Research Corp.	642	43
Landstar System, Inc.	726	46
Las Vegas Sands Corp.	1,835	140
Legg Mason, Inc.	1,664	85
Lennar Corp., Class A	1,128	47
Leucadia National Corp.	2,012	53
Lexmark International, Inc., Class A	111	5
Li & Fung Ltd. (f)	40,000	59
Liberty Global PLC, Class A (e)	1,941	86
Liberty Global PLC Series C (e)	5,409	229
Liberty Property Trust REIT	529	20
Linear Technology Corp.	1,599	75

Lithia Motors, Inc., Class A	495	47
Lockheed Martin Corp.	883	142
Loews Corp.	1,641	72
Lorillard, Inc.	3,363	205
Lowe’s Cos., Inc.	5,973	287
LyondellBasell Industries N.V., Class A	854	83
M&T Bank Corp.	1,032	128
Macerich Co. (The) REIT	287	19
Macy’s, Inc.	173	10
Mallinckrodt PLC (e)	224	18
Manpowergroup, Inc.	1,229	104
Marathon Oil Corp.	3,605	144
Marathon Petroleum Corp.	1,803	141
Marriott International, Inc., Class A	1,625	104
Marriott Vacations Worldwide Corp. (e)	194	11
Marsh & McLennan Cos., Inc.	586	30
Marvell Technology Group Ltd.	2,749	39
Mastercard, Inc., Class A	9,713	714
Mattel, Inc.	1,465	57
Maxim Integrated Products, Inc.	1,470	50
MAXIMUS, Inc.	1,087	47
McCormick & Co., Inc.	268	19
McDonald’s Corp.	4,982	502
McGraw Hill Financial, Inc.	3,115	259
McKesson Corp.	1,989	370
Mead Johnson Nutrition Co.	1,886	176
MeadWestvaco Corp.	232	10
Medtronic, Inc.	7,136	455
Merck & Co., Inc.	14,239	824
MetLife, Inc.	870	48
MGM Resorts International (e)	2,234	59
Microchip Technology, Inc.	903	44
Micron Technology, Inc. (e)	5,196	171
Microsoft Corp.	36,720	1,531
Minerals Technologies, Inc.	708	46
Molson Coors Brewing Co., Class B	1,521	113
Mondelez International, Inc., Class A	11,613	437
Monsanto Co.	2,586	323
Monster Beverage Corp. (e)	315	22
Moody’s Corp.	1,055	92
Mosaic Co. (The)	1,408	70
Motorola Solutions, Inc.	1,199	80
Murphy Oil Corp.	914	61
Murphy USA, Inc. (e)	228	11
Mylan, Inc. (e)	1,601	83
Nabors Industries Ltd.	1,640	48
NASDAQ OMX Group, Inc. (The)	2,592	100
National Oilwell Varco, Inc.	3,789	312
Navient Corp.	4,930	87
NetApp, Inc.	3,216	117
Netflix, Inc. (e)	325	143
New York Community Bancorp, Inc.	4,171	67
Newfield Exploration Co. (e)	836	37
Newmont Mining Corp.	2,581	66
News Corp., Class A (e)	3,591	64
News Corp., Class B (e)	825	14
NextEra Energy, Inc.	2,887	296
NII Holdings, Inc. (e)	1,486	1
NIKE, Inc., Class B	2,926	227
NiSource, Inc.	64	2
Noble Corp. PLC	971	33

Noble Energy, Inc.	3,283	254
Nordstrom, Inc.	310	21
Norfolk Southern Corp.	3,630	374
Northern Trust Corp.	33	2
Northrop Grumman Corp.	839	100
NOW, Inc. (e)	947	34
Nucor Corp.	866	43
NVIDIA Corp.	3,256	60
O’Reilly Automotive, Inc. (e)	1,033	156
Occidental Petroleum Corp.	6,817	700
Olympic Steel, Inc.	144	4
Omnicom Group, Inc.	1,761	125
ONE Gas, Inc.	642	24
ONEOK, Inc.	2,570	175
Oracle Corp.	22,811	925
Owens-Illinois, Inc. (e)	262	9
PACCAR, Inc.	2,526	159
Pall Corp.	535	46
Patterson Cos., Inc.	176	7
Paychex, Inc.	1,753	73
Peabody Energy Corp.	2,623	43
Pentair PLC	189	14
People’s United Financial, Inc.	567	9
Pepco Holdings, Inc.	94	3
PepsiCo, Inc.	10,249	916
PerkinElmer, Inc.	980	46
Perrigo Co., PLC	642	94
PetSmart, Inc.	286	17
Pfizer, Inc.	28,629	850
PG&E Corp.	3,237	155
Philip Morris International, Inc.	11,566	975
Phillips 66	3,593	289
Pioneer Natural Resources Co.	1,221	281
Pitney Bowes, Inc.	2,481	69
Plum Creek Timber Co., Inc. REIT	858	39
PNC Financial Services Group, Inc. (The)	3,969	353
Power Integrations, Inc.	792	46
PPG Industries, Inc.	322	68
PPL Corp.	4,062	144
Praxair, Inc.	1,429	190
Precision Castparts Corp.	1,168	295
Priceline Group, Inc. (e)	258	310
PrivateBancorp, Inc.	1,577	46
Procter & Gamble Co. (The)	25,481	2,003
Progressive Corp. (The)	259	7
ProLogis, Inc. REIT	3,809	156
Prudential Financial, Inc.	200	18
Public Service Enterprise Group, Inc.	4,094	167
Public Storage REIT	2,566	440
PVH Corp.	403	47
QEP Resources, Inc.	2,416	83
QUALCOMM, Inc.	12,126	960
Quest Diagnostics, Inc.	970	57
Ralph Lauren Corp.	47	8
Range Resources Corp.	1,719	149
Rayonier Advanced Materials (e)	175	7
Rayonier, Inc. REIT	525	19
Raytheon Co.	974	90
Regency Centers Corp. REIT	251	14
Regions Financial Corp.	13,979	148
Republic Services, Inc.	2,858	108

Reynolds American, Inc.	3,349	202
Robert Half International, Inc.	1,660	79
Rockwell Automation, Inc.	1,362	170
Rockwell Collins, Inc.	832	65
Roper Industries, Inc.	568	83
Ross Stores, Inc.	1,350	89
Rouse Properties, Inc. REIT	71	1
Royal Caribbean Cruises Ltd.	1,478	82
RR Donnelley & Sons Co.	2,704	46
Ryland Group, Inc. (The)	1,196	47
Safeway, Inc.	861	30
Salesforce.com, Inc. (e)	4,196	244
SanDisk Corp.	2,718	284
Schlumberger Ltd.	10,225	1,206
Scripps Networks Interactive, Inc., Class A	681	55
Sealed Air Corp.	287	10
Sempra Energy	2,003	210
Sherwin-Williams Co. (The)	61	13
Sigma-Aldrich Corp.	266	27
Simon Property Group, Inc. REIT	4,528	753
SLM Corp.	4,930	41
SM Energy Co.	562	47
Sonic Automotive, Inc., Class A	1,782	48
Southern Co. (The)	6,330	287
Southwest Airlines Co.	2,297	62
Southwestern Energy Co. (e)	3,262	148
Spectra Energy Corp.	4,322	184
Sprint Corp. (e)	22,134	189
St. Jude Medical, Inc.	2,926	203
Standex International Corp.	281	21
Stanley Black & Decker, Inc.	258	23
Staples, Inc.	5,338	58
Starbucks Corp.	4,552	352
Starwood Hotels & Resorts Worldwide, Inc.	684	55
State Street Corp.	2,768	186
Stericycle, Inc. (e)	617	73
Stewart Information Services Corp.	1,140	35
Stryker Corp.	2,547	215
SunTrust Banks, Inc.	4,717	189
Symantec Corp.	6,062	139
Sysco Corp.	7,922	297
T-Mobile US, Inc. (e)	116	4
T. Rowe Price Group, Inc.	2,931	247
Target Corp.	2,288	133
TE Connectivity Ltd.	2,600	161
Tenaris SA	4,172	98
Tenet Healthcare Corp. (e)	131	6
Terex Corp.	1,142	47
Texas Instruments, Inc.	10,705	512
Textron, Inc.	2,900	111
Thermo Fisher Scientific, Inc.	2,992	353
Tiffany & Co.	261	26
Time Warner Cable, Inc.	2,949	434
Time Warner, Inc.	6,009	422
Time, Inc. (e)	751	18
Titan International, Inc.	2,866	48
TJX Cos., Inc. (The)	4,040	215
Towers Watson & Co., Class A	438	46
Travelers Cos., Inc. (The)	528	50
Trinity Industries, Inc.	1,093	48
TripAdvisor, Inc. (e)	332	36

Triumph Group, Inc.	647	45
TRW Automotive Holdings Corp. (e)	1,344	120
Twenty-First Century Fox, Inc.	18,609	651
Tyco International Ltd.	1,109	51
Tyson Foods, Inc., Class A	2,883	108
Ultra Petroleum Corp. (e)	1,210	36
UniFirst Corp.	451	48
Union Pacific Corp.	3,970	396
United Parcel Service, Inc., Class B	3,420	351
United States Steel Corp.	541	14
United Technologies Corp.	2,573	297
UnitedHealth Group, Inc.	4,612	377
Universal Health Services, Inc., Class B	469	45
Urban Outfitters, Inc. (e)	186	6
US Bancorp	13,773	597
UTi Worldwide, Inc.	4,618	48
Valero Energy Corp.	3,571	179
Valmont Industries, Inc.	287	44
Varian Medical Systems, Inc. (e)	827	69
Ventas, Inc. REIT	547	35
Verisk Analytics, Inc., Class A (e)	1,588	95
Verizon Communications, Inc.	29,350	1,437
Vertex Pharmaceuticals, Inc. (e)	542	51
VF Corp.	2,312	146
Viacom, Inc., Class B	3,563	309
Visa, Inc., Class A	2,932	618
Vornado Realty Trust REIT	309	33
Vulcan Materials Co.	706	45
Wabtec Corp.	555	46
Wal-Mart Stores, Inc.	23,621	1,773
Walgreen Co.	11,657	864
Walt Disney Co. (The)	9,674	829
Washington Prime Group, Inc. REIT (e)	2,264	42
Waste Management, Inc.	3,629	162
Waters Corp. (e)	321	34
Weatherford International PLC (e)	4,376	101
WellPoint, Inc.	1,687	182
Wells Fargo & Co.	38,327	2,014
Western Union Co. (The)	5,569	97
Weyerhaeuser Co. REIT	1,979	65
Whole Foods Market, Inc.	4,848	187
Williams Cos., Inc. (The)	7,331	427
Wisconsin Energy Corp.	2,870	135
Woodward, Inc.	927	46
World Fuel Services Corp.	965	47
WPX Energy, Inc. (e)	3,405	81
WW Grainger, Inc.	588	149
Wyndham Worldwide Corp.	308	23
Wynn Resorts Ltd.	640	133
Xcel Energy, Inc.	4,016	129
Xerox Corp.	5,356	67
Xilinx, Inc.	1,608	76
Xylem, Inc.	1,738	68
Yahoo!, Inc. (e)	5,999	211
Yum! Brands, Inc.	3,189	259
Zimmer Holdings, Inc.	1,737	180
Zions Bancorporation	1,761	52

Zoetis, Inc.	8,964	289
		109,758
Total Common Stocks (Cost $194,199)		249,959

Investment Companies (0.3%)
United Kingdom (0.2%)
ETFS Daily Short Copper (e)	33,621	1,024

United States (0.1%)
iShares MSCI Emerging Markets Index Fund	8,000	346
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (g)	4,614	120
		466
Total Investment Companies (Cost $1,588)		1,490

	No. of Rights
Rights (0.0%)
Portugal (0.0%)
Mota Engil SGPS (e) (Cost $-)	2,077	2

	No. of Warrants
Warrants (0.0%)
France (0.0%)
Peugeot SA (e)	1,221	3

Hong Kong (0.0%)
Sun Hung Kai Properties Ltd. (e)	1,181	1
Total Warrants (Cost $2)		4

	Shares	Value (000)
Short-Term Investments (17.9%)
Investment Company (17.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $82,871)	82,870,849	82,871

	Face Amount (000)	Value (000)
U.S. Treasury Securities (0.5%)
U.S. Treasury Bills,
0.04%, 8/21/14 (i)(j)	$23	23
0.05%, 8/21/14 (i)(j)	1,119	1,119
0.06%, 8/21/14 (i)(j)	366	366
0.07%, 8/21/14 (i)(j)	792	792
Total U.S. Treasury Securities (Cost $2,300)		2,300
Total Short-Term Investments (Cost $85,171)		85,171
Total Investments (98.9%) (Cost $407,021) (k)+		470,337
Other Assets in Excess of Liabilities (1.1%)		5,088
Net Assets (100.0%)		$475,425

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2014.
(d)	Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(e)	Non-income producing security.
(f)	Security trades on the Hong Kong exchange.
(g)

For the nine months ended June 30, 2014, the cost of purchases in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $3,000.

(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(i)	Rate shown is the yield to maturity at June 30, 2014.
(j)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
+

At June 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $407,021,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $63,316,000 of which approximately $71,634,000 related to appreciated securities and approximately $8,318,000 related to depreciated securities.

ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
IO	Interest Only.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SDR	Swedish Depositary Receipt.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CHF	2,144	$2,416	7/17/14	USD	2,382	$2,382	$(34)
Bank of America NA	USD	2,327	2,327	7/17/14	CAD	2,529	2,369	42
Bank of Montreal	TRY	1,397	657	7/17/14	USD	645	645	(12)
Bank of New York Mellon	EUR	3,395	4,649	7/17/14	USD	4,599	4,599	(50)
Bank of New York Mellon	MXN	6,203	477	7/17/14	USD	472	472	(5)
Barclays Bank PLC	AUD	3,868	3,643	7/17/14	USD	3,604	3,604	(39)
Barclays Bank PLC	CLP	1,965,250	3,548	7/17/14	USD	3,536	3,536	(12)
Barclays Bank PLC	USD	339	339	7/17/14	KRW	346,815	342	3
Barclays Bank PLC	USD	851	851	7/17/14	SEK	5,657	846	(5)
Citibank NA	CAD	4,425	4,145	7/17/14	USD	4,120	4,120	(25)
Citibank NA	EUR	2,044	2,799	7/17/14	USD	2,769	2,769	(30)
Citibank NA	JPY	98,806	975	7/17/14	USD	975	975	(— )@
Citibank NA	MXN	14,280	1,099	7/17/14	USD	1,096	1,096	(3)
Citibank NA	USD	1,101	1,101	7/17/14	AUD	1,177	1,108	7
Citibank NA	USD	9,144	9,144	7/17/14	JPY	934,071	9,221	77
Citibank NA	ZAR	5,386	506	7/17/14	USD	509	509	3
Commonwealth Bank of Australia	AUD	15,625	14,718	7/17/14	USD	14,560	14,560	(158)
Commonwealth Bank of Australia	USD	2,214	2,214	7/17/14	AUD	2,348	2,212	(2)
Credit Suisse International	GBP	1,593	2,725	7/17/14	USD	2,702	2,702	(23)
Deutsche Bank AG	CAD	541	507	7/17/14	USD	498	498	(9)
Deutsche Bank AG	CHF	2,432	2,743	7/17/14	USD	2,703	2,703	(40)
Deutsche Bank AG	EUR	625	856	7/17/14	PLN	2,600	855	(1)
Deutsche Bank AG	GBP	1,870	3,200	7/17/14	USD	3,172	3,172	(28)
Deutsche Bank AG	NZD	4,198	3,671	7/17/14	USD	3,655	3,655	(16)
Deutsche Bank AG	PLN	4,051	1,333	7/17/14	USD	1,329	1,329	(4)
Deutsche Bank AG	SEK	24,607	3,683	7/17/14	USD	3,657	3,657	(26)
Deutsche Bank AG	USD	133	133	7/17/14	HKD	1,031	133	(— )@
Deutsche Bank AG	USD	12,334	12,334	7/17/14	JPY	1,254,464	12,384	50
Goldman Sachs International	AUD	3,868	3,643	7/17/14	USD	3,604	3,604	(39)

Goldman Sachs International	EUR	22,265	30,489	7/17/14	USD	30,159	30,159	(330)
Goldman Sachs International	USD	1,690	1,690	7/17/14	HKD	13,100	1,690	(— )@
HSBC Bank PLC	MXN	5,973	460	7/17/14	USD	458	458	(2)
HSBC Bank PLC	USD	3,410	3,410	7/17/14	GBP	2,007	3,434	24
HSBC Bank PLC	USD	39	39	7/17/14	JPY	3,968	39	— @
HSBC Bank PLC	USD	322	322	7/17/14	ZAR	3,413	321	(1)
JPMorgan Chase Bank NA	NZD	8,202	7,171	7/17/14	USD	7,080	7,080	(91)
JPMorgan Chase Bank NA	USD	1,473	1,473	7/17/14	NZD	1,684	1,473	(— )@
JPMorgan Chase Bank NA	USD	202	202	7/17/14	SGD	254	203	1
JPMorgan Chase Bank NA	USD	88	88	7/17/14	TWD	2,640	88	— @
JPMorgan Chase Bank NA	ZAR	7,017	658	7/17/14	USD	645	645	(13)
Northern Trust Company	EUR	3,796	5,198	7/17/14	USD	5,142	5,142	(56)
Royal Bank of Scotland PLC	EUR	4,693	6,427	7/17/14	USD	6,357	6,357	(70)
Royal Bank of Scotland PLC	USD	843	843	7/17/14	BRL	1,903	858	15
Royal Bank of Scotland PLC	USD	1,257	1,257	7/17/14	ILS	4,349	1,267	10
Royal Bank of Scotland PLC	USD	6,745	6,745	7/17/14	JPY	688,944	6,802	57
State Street Bank and Trust Co.	USD	2,084	2,084	7/17/14	CHF	1,875	2,115	31
State Street Bank and Trust Co.	USD	516	516	7/17/14	DKK	2,839	522	6
State Street Bank and Trust Co.	USD	5,597	5,597	7/17/14	EUR	4,107	5,624	27
State Street Bank and Trust Co.	USD	311	311	7/17/14	SEK	2,064	309	(2)
UBS AG	CHF	1,232	1,389	7/17/14	USD	1,389	1,389	(— )@
UBS AG	EUR	2,002	2,741	7/17/14	USD	2,741	2,741	(— )@
UBS AG	GBP	64	109	7/17/14	USD	108	108	(1)
UBS AG	ILS	2,042	595	7/17/14	USD	590	590	(5)
UBS AG	NOK	3,660	597	7/17/14	EUR	437	598	1
UBS AG	SEK	10,598	1,586	7/17/14	USD	1,595	1,595	9
UBS AG	USD	517	517	7/17/14	CAD	562	526	9
UBS AG	USD	1,573	1,573	7/17/14	CHF	1,415	1,596	23
UBS AG	USD	240	240	7/17/14	CHF	214	241	1
UBS AG	USD	1,210	1,210	7/17/14	EUR	891	1,220	10
UBS AG	USD	485	485	7/17/14	EUR	358	490	5
UBS AG	USD	299	299	7/17/14	EUR	220	301	2
UBS AG	USD	646	646	7/17/14	EUR	475	650	4
UBS AG	USD	3,550	3,550	7/17/14	EUR	2,603	3,564	14
UBS AG	USD	1,430	1,430	7/17/14	KRW	1,458,797	1,441	11
UBS AG	USD	264	264	7/17/14	MYR	850	264	— @
UBS AG	USD	234	234	7/17/14	NOK	1,441	234	— @
UBS AG	USD	291	291	7/17/14	RUB	10,096	296	5
UBS AG	USD	1,423	1,423	7/17/14	SGD	1,784	1,431	8
UBS AG	USD	323	323	7/17/14	THB	10,500	323	— @
UBS AG	USD	663	663	7/17/14	TRY	1,436	675	12
UBS AG	USD	763	763	7/17/14	ZAR	8,302	779	16
			$186,344				$185,695	$(649)

Futures Contracts:
The Portfolio had the following futures contracts open at June 30, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Amsterdam Index (Netherlands)	3	$340	Jul-14	$(2)
CAC 40 Index (France)	7	424	Jul-14	(10)
Dollar Index (United States)	75	5,986	Sep-14	(85)
Euro Stoxx 50 Index (Germany)	181	8,010	Sep-14	(116)
FTSE MIB Index (Italy)	15	2,188	Sep-14	(70)
MSCI Singapore Free Index (Singapore)	36	2,139	Jul-14	5
NIKKEI 225 Index (Japan)	59	4,416	Sep-14	(34)
OMXS 30 (Sweden)	19	392	Jul-14	(2)
S&P 500 E MINI Index (United States)	752	73,410	Sep-14	714
U.S. Treasury 5 yr. Note (United States)	15	1,792	Sep-14	(4)
U.S. Treasury Long Bond (United States)	18	2,469	Sep-14	(13)
U.S. Treasury Ultra Long Bond (United States)	41	6,148	Sep-14	55
Short:
Copper High Grade Index (United States)	109	(8,730)	Sep-14	(161)
FTSE 100 Index (United Kingdom)	67	(7,695)	Sep-14	13
German Euro Bund (Germany)	158	(31,805)	Sep-14	(339)
Hang Seng Index (United Kingdom)	24	(3,577)	Jul-14	(53)
Hang Seng Index (Hong Kong)	163	(10,770)	Jul-14	(122)
IBEX 35 Index (Spain)	25	(3,716)	Jul-14	44
MSCI Emerging Market E Mini (United States)	34	(1,769)	Sep-14	1
SPI 200 Index (Australia)	4	(505)	Sep-14	(1)
U.S. Treasury 10 yr. Note (United States)	376	(47,065)	Sep-14	(87)
U.S. Treasury 5 yr. Note (United States)	30	(3,584)	Sep-14	10
U.S. Treasury Ultra Long Bond (United States)	2	(300)	Sep-14	(6)
				$(263)

Credit Default Swap Agreements:
The Portfolio had the following credit default swap agreements open at June 30, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Bank of America NA
People’s Republic of China	Buy	$312	1.00%	9/20/19	$(3)	$(1)	$(4)	AA-
Bank of America NA
People’s Republic of China	Buy	87	1.00	9/20/19	(1)	(— )@	(1)	AA-
Barclays Bank PLC
People’s Republic of China	Buy	159	1.00	9/20/19	(1)	(1)	(2)	AA-
Barclays Bank PLC
People’s Republic of China	Buy	1,574	1.00	9/20/19	(14)	(5)	(19)	AA-
Deutsche Bank AG
Australian Government	Buy	102	1.00	2/5/19	(4)	(— )@	(4)	AAA
Deutsche Bank AG
People’s Republic of China	Buy	2,109	1.00	9/20/19	(28)	3	(25)	AA-
Deutsche Bank AG
People’s Republic of China	Buy	65	1.00	9/20/19	(1)	(— )@	(1)	AA-
Deutsche Bank AG
Australian Government	Buy	148	1.00	9/20/19	(5)	(— )@	(5)	AAA
Deutsche Bank AG
Australian Government	Buy	1,875	1.00	9/20/19	(62)	(4)	(66)	AAA
Deutsche Bank AG
Australian Government	Buy	3,504	1.00	9/20/19	(114)	(9)	(123)	AAA
Deutsche Bank AG
Australian Government	Buy	342	1.00	9/20/19	(11)	(1)	(12)	AAA
Goldman Sachs International
People’s Republic of China	Buy	88	1.00	9/20/19	(1)	(— )@	(1)	AA-
Goldman Sachs International
People’s Republic of China	Buy	1,259	1.00	9/20/19	(13)	(2)	(15)	AA-
Goldman Sachs International
Australian Government	Buy	33	1.00	9/20/19	(1)	(— )@	(1)	AAA
Goldman Sachs International
Australian Government	Buy	146	1.00	9/20/19	(4)	(1)	(5)	AAA
JPMorgan Chase Bank NA
People’s Republic of China	Buy	2,603	1.00	9/20/19	(26)	(5)	(31)	AA-
		$14,407			$(289)	$(26)	$(315)

Interest Rate Swap Agreements:
The Portfolio had the following interest rate swap agreements open at June 30, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	3 Month LIBOR	Receive	2.04%	2/13/23		$3,010	$73
Barclays Bank PLC	3 Month LIBOR	Receive	2.90	5/13/43	1,530		113
Deutsche Bank AG	3 Month LIBOR	Receive	2.80	5/1/43	1,215		113
Goldman Sachs International	3 Month CDOR	Pay	2.04	1/22/19	CAD	5,960	57
Goldman Sachs International	3 Month LIBOR	Receive	2.09	2/15/23		$3,740	75
Goldman Sachs International	3 Month CDOR	Receive	2.95	1/22/24	CAD	3,240	(105)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	0.51	4/16/16		$35,450	(22)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	0.57	5/7/16	35,480		(49)
Morgan Stanley & Co., LLC *	6 Month LIBOR	Pay	1.10	5/23/16	GBP	42,363	(209)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	0.50	5/28/16		$71,340	44
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.79	1/24/19	6,380		(110)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Pay	2.96	1/24/24	3,480		164
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	1,810		40
							$184

Total Return Swap Agreements:
The Portfolio had the following total return swap agreements open at June 30, 2014:

Swap Counterparty	Index	Notional Amount (000)		Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MSCI World/Energy Equipment Index		$2,136	3 Month USD LIBOR minus 0.35%	Pay	5/5/15	$(101)
Bank of America NA	MSCI World/Energy Equipment Index	4,899		3 Month USD LIBOR minus 0.35%	Pay	5/5/15	(498)
Barclays Bank PLC	MSCI U.S. REIT Index	7,068		3 Month USD LIBOR plus 0.05%	Pay	6/15/15	(58)
Barclays Bank PLC	Barclays Custom International Retail Basket	6,587		3-Month USD LIBOR minus 0.65%	Pay	10/23/14	15
Barclays Bank PLC	Barclays Custom International Retail Basket	791		3-Month USD LIBOR minus 0.65%	Pay	10/23/14	2
Barclays Bank PLC	Barclays Custom International Retail Basket	3,000		3-Month USD LIBOR minus 0.25%	Pay	2/4/15	79
Barclays Bank PLC	MSCI Daily Total Return Net Emerging Markets Index	26,144		3-Month USD LIBOR minus 0.20%	Receive	3/5/15	694
Deutsche Bank AG	MSCI China Banks Index	HKD	10,958	3 Month HKD HIBOR minus 0.35%	Pay	2/16/15	(136)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index		$7,696	3-Month USD LIBOR minus 0.28%	Pay	8/21/14	(140)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index	732		3-Month USD LIBOR minus 0.28%	Pay	8/21/14	(13)
Goldman Sachs International	Goldman Sachs Custom U.K. Real Estate Index	GBP	1,469	3 Month GBP LIBOR minus 0.18%	Pay	5/4/15	62
Goldman Sachs International	Goldman Sachs Custom Miners Index		$3,547	3 Month USD LIBOR minus 0.51%	Pay	6/10/15	(97)
Goldman Sachs International	Goldman Sachs Custom Client Basket	4,277		3 Month USD LIBOR minus 0.23%	Pay	6/30/15	(34)

JPMorgan Chase Bank	JPMorgan Chase Custom China Real Estate Index	HKD	2,166	3 Month HKD HIBOR minus 0.40%	Pay	4/28/15	13
JPMorgan Chase Bank	JPMorgan Chase Custom China Real Estate Index	11		3 Month HKD HIBOR minus 0.40%	Pay	4/28/15	— @
JPMorgan Chase Bank	JPMorgan Chase Custom Aerospace Manufacturing Index	$7,136		3 Month USD LIBOR minus 0.26%	Pay	6/29/15	103
JPMorgan Chase Bank	JPMorgan Chase Custom Aerospace Manufacturing Index	4,267		3 Month USD LIBOR minus 0.26%	Pay	6/29/15	(35)
JPMorgan Chase Bank	JPMorgan Chase Custom Airline Index	1,429		3 Month USD LIBOR minus 0.29%	Pay	7/3/15	5
JPMorgan Chase Bank NA	MSCI China Banks Index	HKD	15,581	3-Month HKD HIBOR minus 0.30%	Pay	11/26/14	(122)
JPMorgan Chase Bank NA	MSCI China Banks Index	12,259		3-Month HKD HIBOR minus 0.25%	Pay	11/26/14	(96)
							$(357)

@		Value is less than $500.
†		Credit Rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
CDOR		Canadian Dealer Offered Rate.
HIBOR		Hong Kong Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
NR		Not Rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona

SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
Aerospace & Defense (2.1%)
TransDigm Group, Inc.	980,406	$163,983

Automobiles (3.7%)
Tesla Motors, Inc. (a)(b)	1,173,525	281,716

Biotechnology (1.6%)
Alnylam Pharmaceuticals, Inc. (a)	366,019	23,121
Intercept Pharmaceuticals, Inc. (a)	33,334	7,888
Ironwood Pharmaceuticals, Inc. (a)	3,539,459	54,260
Pharmacyclics, Inc. (a)(b)	186,118	16,697
Seattle Genetics, Inc. (a)	446,363	17,073
		119,039
Commercial Services & Supplies (3.8%)
Edenred (France)	6,780,483	205,606
Stericycle, Inc. (a)(b)	705,484	83,543
		289,149
Communications Equipment (3.0%)
Motorola Solutions, Inc.	2,651,506	176,511
Palo Alto Networks, Inc. (a)	619,452	51,941
		228,452
Diversified Financial Services (2.5%)
MSCI, Inc. (a)	4,113,668	188,612

Electrical Equipment (0.5%)
SolarCity Corp. (a)(b)	510,727	36,057

Food Products (6.3%)
Keurig Green Mountain, Inc.	650,592	81,070
McCormick & Co., Inc. (b)	2,162,995	154,849
Mead Johnson Nutrition Co.	2,686,509	250,302
		486,221
Health Care Equipment & Supplies (3.7%)
Intuitive Surgical, Inc. (a)(b)	680,684	280,306

Health Care Providers & Services (0.9%)
Qualicorp SA (Brazil) (a)	6,140,706	72,538

Health Care Technology (2.9%)
athenahealth, Inc. (a)	1,774,435	222,035

Hotels, Restaurants & Leisure (2.9%)
Dunkin’ Brands Group, Inc. (b)	1,609,632	73,737
Panera Bread Co., Class A (a)	975,578	146,171
		219,908
Information Technology Services (4.7%)
FleetCor Technologies, Inc. (a)	1,400,048	184,526
Gartner, Inc. (a)(b)	2,516,506	177,464
		361,990

Insurance (4.0%)
Arch Capital Group Ltd. (a)	2,684,616	154,204
Progressive Corp. (The)	5,935,957	150,536
		304,740
Internet & Catalog Retail (4.0%)
ASOS PLC (United Kingdom) (a)	471,976	23,909
Ctrip.com International Ltd. ADR (China) (a)	1,297,684	83,104
Groupon, Inc. (a)(b)	6,045,312	40,020
TripAdvisor, Inc. (a)	711,854	77,350
zulily, Inc., Class A (a)(b)	2,088,097	85,507
		309,890
Internet Software & Services (12.2%)
Dropbox, Inc. (a)(c)(d)(e) (acquisition cost - $33,909; acquired 5/1/12)	3,747,173	68,985
LinkedIn Corp., Class A (a)(b)	1,590,564	272,734
MercadoLibre, Inc. (Brazil) (b)	419,461	40,017
Pandora Media, Inc. (a)(b)	3,096,312	91,341
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	859,968	79,151
Twitter, Inc. (a)	7,323,574	300,047
Youku Tudou, Inc. ADR (China) (a)	3,530,451	84,237
		936,512
Life Sciences Tools & Services (6.1%)
Illumina, Inc. (a)(b)	2,599,913	464,189

Machinery (2.4%)
Colfax Corp. (a)(b)	2,450,607	182,668

Media (1.5%)
Aimia, Inc. (Canada)	4,223,560	73,939
Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost - $38,812; acquired 3/8/12)	36,302	42,849
		116,788
Multi-line Retail (2.2%)
Dollar Tree, Inc. (a)	3,125,475	170,213

Oil, Gas & Consumable Fuels (1.0%)
Range Resources Corp. (b)	901,138	78,354

Pharmaceuticals (2.5%)
Endo International PLC (a)	2,792,987	195,565

Professional Services (5.3%)
IHS, Inc., Class A (a)(b)	1,489,382	202,064
Verisk Analytics, Inc., Class A (a)	3,357,957	201,545
		403,609
Software (13.4%)
FireEye, Inc. (a)(b)	3,993,189	161,924
NetSuite, Inc. (a)	679,547	59,039
ServiceNow, Inc. (a)	1,498,265	92,833
Solera Holdings, Inc.	3,486,888	234,145
Splunk, Inc. (a)	3,756,147	207,828
Tableau Software, Inc., Class A (a)	210,011	14,980
Workday, Inc., Class A (a)	2,537,652	228,033

Zynga, Inc., Class A (a)(b)	9,411,046	30,209
		1,028,991
Tech Hardware, Storage & Peripherals (1.1%)
3D Systems Corp. (a)(b)	667,308	39,905
Stratasys Ltd. (a)(b)	361,547	41,083
		80,988
Textiles, Apparel & Luxury Goods (4.1%)
Carter’s, Inc.	2,443,341	168,420
Michael Kors Holdings Ltd. (a)	781,457	69,276
Moncler SpA (Italy)	4,723,442	78,325
		316,021
Total Common Stocks (Cost $5,847,503)		7,538,534

Convertible Preferred Stocks (0.1%)
Internet & Catalog Retail (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(c)(d)(e) (acquisition cost - $18,817; acquired 12/2/11)	571,575	11

Internet Software & Services (0.1%)
Dropbox, Inc. Series A (a)(c)(d)(e) (acquisition cost - $3,365; acquired 5/25/12)	371,814	6,845
Total Convertible Preferred Stocks (Cost $22,182)		6,856

Preferred Stocks (1.4%)
Internet & Catalog Retail (0.9%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $47,799; acquired 4/16/14)	391,346	47,799
Flipkart Online Services Pvt Ltd. Series D (a)(c)(d)(e) (acquisition cost - $13,007; acquired 10/4/13)	566,827	22,214
		70,013
Software (0.5%)
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost - $11,738; acquired 7/19/12)	3,835,908	23,514
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost - $3,519; acquired 10/25/13)	1,002,564	6,146
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost - $3,519; acquired 10/25/13)	1,002,564	6,146
		35,806
Total Preferred Stocks (Cost $79,582)		105,819

	Notional Amount	Value (000)
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY December 2014 @ CNY 6.50	85,254,479	37
USD/CNY December 2014 @ CNY 6.50	1,060,534,647	488
USD/CNY December 2014 @ CNY 6.50	1,194,070,384	566
USD/CNY June 2015 @ CNY 6.62	1,374,242,186	2,177
Total Call Options Purchased (Cost $11,193)		3,268

	Shares	Value (000)
Short-Term Investments (3.2%)
Securities held as Collateral on Loaned Securities (2.9%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	179,033,995	179,034

	Face Amount (000)
Repurchase Agreements (0.6%)
Barclays Capital, Inc., (0.08%, dated 6/30/14, due 7/1/14; proceeds $18,552; fully collateralized by various U.S. Government agencies securities; 3.50% - 4.50% due 9/1/33 - 6/20/44; valued at $18,923)	$18,552	18,552
BNP Paribas Securities Corp., (0.11%, dated 6/30/14, due 7/1/14; proceeds $23,282; fully collateralized by a U.S. Government agency security; 4.00% due 6/20/44; valued at $23,759)	23,282	23,282
		41,834
Total Securities held as Collateral on Loaned Securities (Cost $220,868)		220,868

	Shares
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $22,709)	22,709,291	22,709
Total Short-Term Investments (Cost $243,577)		243,577
Total Investments (103.1%) (Cost $6,204,037) Including $400,217 of Securities Loaned +		7,898,054
Liabilities in Excess of Other Assets (-3.1%)		(237,438)
Net Assets (100.0%)		$7,660,616

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2014 were approximately $400,217,000 and $400,935,000, respectively. The Portfolio received cash collateral of approximately $234,811,000, of which $220,868,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At June 30, 2014, there was uninvested cash collateral of approximately $13,943,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $166,124,000 was received in the form of a Common Stock, U.S. Government agency securities and U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

At June 30, 2014, the Portfolio held fair valued securities valued at approximately $224,509,000, representing 2.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to approximately $224,509,000 and represents 2.9% of net assets.

(e)	Security has been deemed illiquid at June 30, 2014.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At June 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $6,204,037,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,694,017,000 of which approximately $2,053,319,000 related to appreciated securities and approximately $359,302,000 related to depreciated securities.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi.
USD	—	United States Dollar.

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2014 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (94.3%)
Agency Fixed Rate Mortgages (33.6%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.00%, 12/1/41	$202	$214
5.00%, 10/1/35	310	344
6.00%, 5/1/37 – 11/1/37	85	96
7.50%, 5/1/35	40	47
8.00%, 8/1/32	23	28
8.50%, 8/1/31	36	44
Federal National Mortgage Association,
Conventional Pools:
3.50%, 12/1/42	869	888
4.00%, 11/1/41 – 12/1/41	915	974
4.50%, 8/1/40 – 7/1/41	1,139	1,240
5.50%, 4/1/34 – 2/1/38	581	652
6.00%, 1/1/38	61	69
6.50%, 7/1/29 – 2/1/33	181	205
7.00%, 10/1/31 – 12/1/31	1	1
7.50%, 8/1/37	70	83
8.00%, 4/1/33	50	60
8.50%, 10/1/32	50	61
		5,006
Asset-Backed Securities (0.9%)
CVS Pass-Through Trust
6.04%, 12/10/28	107	123
Enterprise Fleet Financing LLC
1.62%, 5/20/17 (a)	9	9
		132
Collateralized Mortgage Obligations - Agency Collateral Series (6.9%)
Federal National Mortgage Association,
IO
6.24%, 9/25/20 (b)	1,683	401
IO REMIC
6.45%, 9/25/38 (b)	463	71
REMIC
9.30%, 10/25/41 (b)(c)	91	90
Government National Mortgage Association,
IO
0.83%, 8/20/58 (b)	2,856	86
3.50%, 5/20/43	586	137
5.00%, 2/16/41	120	26
5.95%, 8/16/42 (b)	584	102
6.00%, 6/20/43 (b)	628	108
		1,021
Corporate Bonds (35.4%)
Finance (18.3%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	120	126
ACE INA Holdings, Inc.
3.35%, 5/15/24 (d)	100	101
Aegon N.V.
4.63%, 12/1/15	75	79

American International Group, Inc.
4.88%, 6/1/22	75	84
AvalonBay Communities, Inc.
2.95%, 9/15/22	75	73
Bank of America Corp.,
5.00%, 1/21/44	20	21
5.70%, 1/24/22	25	29
MTN
3.30%, 1/11/23	100	99
Bank of New York Mellon Corp. (The)
3.65%, 2/4/24 (d)	100	103
BNP Paribas SA
5.00%, 1/15/21	60	67
Boston Properties LP,
3.80%, 2/1/24 (d)	10	10
3.85%, 2/1/23	100	103
Brookfield Asset Management, Inc.
5.80%, 4/25/17	50	56
Citigroup, Inc.,
3.88%, 10/25/23 (d)	100	103
6.68%, 9/13/43	20	25
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88%, 2/8/22	75	80
Credit Suisse
6.00%, 2/15/18	60	68
ERP Operating LP
3.00%, 4/15/23 (d)	55	54
General Electric Capital Corp.,
MTN
5.88%, 1/14/38	25	31
Series G
6.00%, 8/7/19	115	136
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	55	66
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	85	97
HSBC Finance Corp.
6.68%, 1/15/21	100	120
HSBC USA, Inc.
3.50%, 6/23/24	100	101
JPMorgan Chase & Co.
3.20%, 1/25/23	145	144
Pacific LifeCorp
6.00%, 2/10/20 (a)	50	57
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	60	61
Principal Financial Group, Inc.
8.88%, 5/15/19	100	129
Realty Income Corp.
4.65%, 8/1/23	50	54
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	120	123
Santander Holdings USA, Inc.
3.45%, 8/27/18	40	42
State Street Corp.
3.10%, 5/15/23 (d)	60	59
UnitedHealth Group, Inc.
2.88%, 3/15/23	125	123

Wells Fargo & Co.,
Series M
3.45%, 2/13/23	100	100
		2,724
Industrials (14.9%)
Agilent Technologies, Inc.
5.50%, 9/14/15	45	47
Altera Corp.
2.50%, 11/15/18	100	102
Altria Group, Inc.,
2.85%, 8/9/22	55	53
5.38%, 1/31/44	5	5
Amazon.com, Inc.
1.20%, 11/29/17	100	99
American Tower Corp.
3.50%, 1/31/23	50	49
Amgen, Inc.
5.15%, 11/15/41	25	27
Anadarko Petroleum Corp.
6.45%, 9/15/36	50	64
Apple, Inc.
2.40%, 5/3/23	65	61
AT&T, Inc.
6.30%, 1/15/38	45	55
Barrick Gold Corp.
4.10%, 5/1/23 (d)	50	50
BHP Billiton Finance USA Ltd.
3.85%, 9/30/23	50	53
BP Capital Markets PLC
3.25%, 5/6/22	50	51
Caterpillar, Inc.
3.40%, 5/15/24	50	51
Coca-Cola Co.
3.20%, 11/1/23 (d)	50	51
ConocoPhillips
6.50%, 2/1/39	25	34
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	50	52
EMC Corp.
3.38%, 6/1/23	50	51
Fiserv, Inc.
3.13%, 6/15/16	80	83
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 3/15/23 (d)	20	20
Gilead Sciences, Inc.
4.80%, 4/1/44	25	26
Goldcorp, Inc.
3.70%, 3/15/23	50	49
Hewlett-Packard Co.
4.65%, 12/9/21	40	44
Home Depot, Inc.
5.88%, 12/16/36	50	62
Johnson Controls, Inc.
3.63%, 7/2/24	50	50
Juniper Networks, Inc.
4.50%, 3/15/24 (d)	50	52
Merck & Co., Inc.
2.80%, 5/18/23	50	49

NBC Universal Media LLC
5.95%, 4/1/41	50	62
Oracle Corp.
3.40%, 7/8/24	25	25
PepsiCo, Inc.
3.60%, 3/1/24	50	52
Sanofi
4.00%, 3/29/21	60	65
Target Corp.
3.50%, 7/1/24	25	25
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	55	57
Toyota Motor Credit Corp.
2.75%, 5/17/21 (d)	50	50
United Airlines Pass-Through Trust,
Series A
4.00%, 10/11/27 (d)	100	101
Verizon Communications, Inc.
6.55%, 9/15/43	100	126
Volkswagen International Finance N.V.
2.38%, 3/22/17 (a)	115	119
Wesfarmers Ltd.,
1.87%, 3/20/18 (a)	55	55
2.98%, 5/18/16 (a)	85	88
		2,215
Utilities (2.2%)
Buckeye Partners LP
4.15%, 7/1/23	75	77
EnLink Midstream Partners LP
2.70%, 4/1/19	50	51
Jersey Central Power & Light Co.
4.70%, 4/1/24 (a)	75	80
Kinder Morgan Energy Partners LP
3.50%, 9/1/23	50	49
PPL WEM Holdings Ltd.
3.90%, 5/1/16 (a)	75	79
		336
		5,275
Sovereign (1.3%)
Credit Mutuel - CIC Home Loan SFH
1.50%, 11/16/17 (a)	200	201
U.S. Treasury Securities (16.2%)
U.S. Treasury Bonds,
2.75%, 11/15/42	425	379
3.00%, 5/15/42	405	382
U.S. Treasury Notes,
0.63%, 8/15/16 – 5/31/17	1,125	1,124
0.88%, 1/31/17	525	527
		2,412
Total Fixed Income Securities (Cost $13,579)		14,047

	Shares	Value (000)
Short-Term Investments (9.0%)
Securities held as Collateral on Loaned Securities (4.0%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	501,846	502

	Face Amount (000)	Value (000)
Repurchase Agreement (0.6%)
Barclays Capital, Inc., (0.07%, dated 6/30/14, due 7/1/14; proceeds $93; fully collateralized by a U.S. Government obligation; 3.63% due 8/15/43; valued at $95)	$93	93
Total Securities held as Collateral on Loaned Securities (Cost $595)		595

	Shares	Value (000)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $297)	296,938	297

	Face Amount (000)	Value (000)
U.S. Treasury Securities (3.0%)
U.S. Treasury Bills,
0.03%, 8/21/14 (f)(g)	$80	80
0.04%, 7/10/14 (d)(f)	300	300
0.04%, 8/21/14 (f)(g)	10	10
0.05%, 8/21/14 (f)(g)	10	10
0.06%, 8/21/14 (f)(g)	40	40
Total U.S. Treasury Securities (Cost $440)		440
Total Short-Term Investments (Cost $1,332)		1,332
Total Investments (103.3%) (Cost $14,911) Including $896 of Securities Loaned (h)+		15,379
Liabilities in Excess of Other Assets (-3.3%)		(485)
Net Assets (100.0%)		$14,894

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2014.
(c)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2014.

(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2014 were approximately $896,000 and $914,000, respectively. The Portfolio received cash collateral of approximately $608,000, of which $595,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At June 30, 2014, there was uninvested cash collateral of approximately $13,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $306,000 was received in the form of U.S. Government agency securities and a U.S. Government obligation, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)	Rate shown is the yield to maturity at June 30, 2014.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(h)	Securities are available for collateral in connection with securities purchased on open futures contracts and swap agreements.
+

At June 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $14,911,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $468,000 of which approximately $571,000 related to appreciated securities and approximately $103,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.

Futures Contracts:
The Portfolio had the following futures contracts open at June 30, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	7	$1,537	Sep-14	$(1)
U.S. Treasury 10 yr. Note	3	376	Sep-14	2
U.S. Treasury Long Bond	6	823	Sep-14	11

Short:
U.S. Treasury 5 yr. Note	15	(1,792)	Sep-14	(8)
				$4

Credit Default Swap Agreements:
The Portfolio had the following credit default swap agreements open at June 30, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)		Unrealized Depreciation (000)	Value (000)			Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$250	1.00%	3/20/19	$5		$(5)	$	(—	)@	BBB+
Barclays Bank PLC
Yum! Brands, Inc.	Buy	250	1.00	12/20/18	(5)		(3)	(8)			BBB
		$500			$—	@	$(8)		$(8)

Interest Rate Swap Agreements:
The Portfolio had the following interest rate swap agreements open at June 30, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (000)

Bank of America NA	3 Month LIBOR	Receive	2.10%	2/5/23	$250	$5
Barclays Bank PLC	3 Month LIBOR	Receive	2.90	5/13/43	210	15
Deutsche Bank AG	3 Month LIBOR	Receive	2.80	5/1/43	218	20
Goldman Sachs International	3 Month LIBOR	Receive	2.09	2/15/23	405	8
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	400	9
						$57

†	Credit Rating as issued by Standard & Poor’s.
@	Value is less than $500
LIBOR	London Interbank Offered Rate

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2014 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (97.9%)
Agency Adjustable Rate Mortgage (0.7%)
Federal National Mortgage Association,
Conventional Pool:
2.33%, 5/1/35	$1,234		$1,313

Agency Fixed Rate Mortgages (24.4%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
12.00%, 2/1/15	—	@	—	@
Gold Pools:
5.00%, 10/1/35	117		129
6.00%, 10/1/36 – 8/1/38	634		714
6.50%, 3/1/16 – 8/1/33	294		333
7.00%, 6/1/28 – 11/1/31	84		90
Federal National Mortgage Association,
Conventional Pools:
3.50%, 12/1/42	3,386		3,462
4.00%, 11/1/41 – 7/1/43	6,488		6,904
5.00%, 3/1/41	570		636
5.50%, 6/1/35 – 5/1/41	2,419		2,721
6.50%, 11/1/23 – 1/1/34	2,654		3,006
7.00%, 11/1/17 – 1/1/34	433		469
8.50%, 1/1/15	—	@	—	@
9.50%, 4/1/30	414		489
12.00%, 11/1/15	5		6
12.50%, 9/1/15	1		1
July TBA:
2.50%, 7/1/29 (a)	2,889		2,935
3.00%, 7/1/29 (a)	1,406		1,461
3.50%, 7/1/29 – 7/1/44(a)	3,844		4,000
4.00%, 7/1/44 (a)	2,111		2,241
4.50%, 7/1/44 (a)	3,648		3,952
5.00%, 7/1/44 (a)	5,399		5,996
Government National Mortgage Association,
July TBA:
3.50%, 7/20/44(a)	3,130		3,259
4.50%, 7/20/44 (a)	2,450		2,676
Various Pools:
4.00%, 8/20/41 – 3/20/43	1,602		1,719
			47,199
Asset-Backed Securities (0.9%)
Contimortgage Home Equity Trust
8.10%, 8/15/25	33		32
CVS Pass-Through Trust
6.04%, 12/10/28	444		513
Mid-State Trust IV
8.33%, 4/1/30	20		20
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	1,054		1,100
			1,665
Collateralized Mortgage Obligations - Agency Collateral Series (4.0%)
Federal Home Loan Mortgage Corporation,
IO
0.81%, 1/25/21 (c)	9,817		315

IO REMIC
5.85%, 11/15/43 (c)	3,258	485
5.90%, 4/15/39 (c)	2,795	500
IO STRIPS
7.50%, 12/1/29	62	17
8.00%, 1/1/28	107	29
PAC REMIC
9.50%, 4/15/20	1	1
REMIC
3.50%, 12/15/42	841	763
Federal National Mortgage Association,
IO
6.24%, 9/25/20 (c)	4,956	1,180
IO PAC REMIC
8.00%, 9/18/27	254	51
IO REMIC
6.00%, 7/25/33	237	49
6.45%, 9/25/38 (c)	2,203	339
IO STRIPS
6.50%, 9/1/29 – 12/1/29	1,107	261
8.00%, 4/1/24	293	68
8.50%, 10/1/25	90	26
9.00%, 11/1/26	84	20
REMIC
7.00%, 9/25/32	479	551
9.30%, 10/25/41 (c)(d)	402	398
63.64%, 9/25/20 (c)(d)	4	8
Government National Mortgage Association,
IO
3.50%, 5/20/43	2,430	567
5.00%, 2/16/41	627	139
5.90%, 11/16/40 (c)	3,637	728
5.95%, 7/16/33 (c)	5,635	783
6.00%, 6/20/43 (c)	2,437	419
		7,697
Commercial Mortgage-Backed Securities (6.4%)
COMM Mortgage Trust,
5.22%, 8/10/46 (b)(c)	800	795
IO
0.47%, 7/10/45 (c)	16,367	258
1.31%, 7/15/47 (c)	4,283	361
Commercial Mortgage Pass-Through Certificates
4.76%, 2/10/47 (b)(c)	575	550
Commercial Mortgage Trust
5.48%, 3/10/39	450	485
DBUBS Mortgage Trust
5.62%, 7/10/44 (b)(c)	325	368
FREMF Mortgage Trust,
3.65%, 10/25/46 (b)(c)	825	800
4.64%, 6/25/47 (b)(c)	219	226
GS Mortgage Securities Corp. II
2.75%, 11/8/29 (b)(c)	500	510
GS Mortgage Securities Trust
4.93%, 8/10/46 (b)(c)	500	483
JP Morgan Chase Commercial Mortgage Securities Trust,
4.57%, 7/15/47 (b)(c)	1,135	1,045
5.46%, 12/12/43	600	636
IO
0.73%, 4/15/46 (c)	6,956	303

1.19%, 7/15/47 (c)	10,777	781
JPMBB Commercial Mortgage Securities Trust
4.84%, 4/15/47 (b)(c)	775	730
LB-UBS Commercial Mortgage Trust
6.46%, 9/15/45 (c)	550	587
NLY Commercial Mortgage Trust
2.75%, 11/15/30 (b)(c)	218	221
Wells Fargo Commercial Mortgage Trust
3.94%, 8/15/50 (b)	945	829
WF-RBS Commercial Mortgage Trust,
3.43%, 6/15/45	966	997
3.71%, 3/15/45 (c)	140	141
3.99%, 5/15/47 (b)	580	514
5.15%, 9/15/46 (b)(c)	805	797
		12,417
Corporate Bonds (34.0%)
Finance (15.2%)
Abbey National Treasury Services PLC
3.05%, 8/23/18 (e)	490	514
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	600	645
ACE INA Holdings, Inc.
3.35%, 5/15/24	400	404
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19 (b)	380	383
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	275	291
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	250	248
American International Group, Inc.,
4.88%, 6/1/22	275	307
6.40%, 12/15/20	375	453
American Realty Capital Properties, Inc.
3.00%, 8/1/18 (e)	525	534
Banco de Credito del Peru
6.13%, 4/24/27 (b)(c)(e)	400	428
Bank of America Corp.,
4.00%, 4/1/24	220	225
5.00%, 1/21/44	180	192
MTN
3.30%, 1/11/23	660	652
Bank of New York Mellon Corp. (The)
3.65%, 2/4/24	400	413
Barclays Bank PLC
3.75%, 5/15/24	475	478
BNP Paribas SA
5.00%, 1/15/21	175	195
Boston Properties LP
3.80%, 2/1/24 (e)	175	177
BPCE SA
5.15%, 7/21/24 (b)(e)	400	423
Brookfield Asset Management, Inc.
5.80%, 4/25/17	235	261
Capital One Bank, USA NA
3.38%, 2/15/23	366	364
Citigroup, Inc.,
3.75%, 6/16/24	675	678
4.05%, 7/30/22	165	169
6.68%, 9/13/43	120	150

8.13%, 7/15/39	175	264
CNA Financial Corp.
5.75%, 8/15/21	315	367
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)	300	340
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/9/22	650	662
Credit Agricole SA,
3.88%, 4/15/24 (b)	500	508
7.88%, 1/29/49 (b)(c)(f)	200	219
Credit Suisse AG
6.50%, 8/8/23 (b)	425	473
Discover Bank
7.00%, 4/15/20	250	301
General Electric Capital Corp.,
MTN
5.88%, 1/14/38	235	286
Series G
6.00%, 8/7/19	694	823
Genworth Holdings, Inc.
7.20%, 2/15/21 (e)	375	458
Goldman Sachs Group, Inc. (The),
3.63%, 1/22/23	440	443
6.75%, 10/1/37	490	591
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	495
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	645	739
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	813	938
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	350	341
HSBC Finance Corp.
6.68%, 1/15/21	420	503
HSBC Holdings PLC
4.25%, 3/14/24 (e)	550	567
HSBC USA, Inc.
3.50%, 6/23/24	225	226
ING Bank N.V.
5.80%, 9/25/23 (b)	520	587
Intesa Sanpaolo SpA
5.25%, 1/12/24	410	449
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	380	401
JPMorgan Chase & Co.,
3.20%, 1/25/23	690	686
3.88%, 2/1/24	310	320
4.63%, 5/10/21	380	420
Lloyds Bank PLC
6.50%, 9/14/20 (b)	400	470
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)(e)	490	563
Nationwide Building Society
6.25%, 2/25/20 (b)	645	763
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (b)	450	503
PHH Corp.
4.00%, 9/1/14	287	289
Piedmont Operating Partnership LP
3.40%, 6/1/23 (e)	425	405

Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	791	911
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	210	214
Principal Financial Group, Inc.
1.85%, 11/15/17	575	578
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	550	593
Realty Income Corp.
3.25%, 10/15/22	400	392
Santander Holdings USA, Inc.
3.45%, 8/27/18	170	180
Standard Chartered PLC
3.95%, 1/11/23 (b)(e)	310	309
Swedbank AB
2.38%, 2/27/19 (b)(e)	340	344
UnitedHealth Group, Inc.
2.88%, 3/15/23 (e)	800	786
Voya Financial, Inc.
5.50%, 7/15/22 (e)	400	459
Wells Fargo & Co.,
4.13%, 8/15/23 (e)	170	177
Series M
3.45%, 2/13/23	320	319
Xilinx, Inc.
3.00%, 3/15/21 (e)	275	278
		29,524
Industrials (16.9%)
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)(e)	600	656
Altria Group, Inc.
5.38%, 1/31/44	285	313
American Tower Corp.
3.50%, 1/31/23	455	447
Amgen, Inc.
5.15%, 11/15/41	198	213
Anadarko Petroleum Corp.
6.45%, 9/15/36	250	320
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/24	475	488
Apple, Inc.,
2.40%, 5/3/23 (e)	295	279
4.45%, 5/6/44	300	305
ArcelorMittal
10.35%, 6/1/19	316	406
AT&T, Inc.
6.30%, 1/15/38	350	425
Barrick Gold Corp.
4.10%, 5/1/23 (e)	255	254
BHP Billiton Finance USA Ltd.
3.85%, 9/30/23	370	389
Bombardier, Inc.
6.13%, 1/15/23 (b)(e)	450	466
BP Capital Markets PLC
3.25%, 5/6/22	600	608
Caterpillar, Inc.
3.40%, 5/15/24	600	608

CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	325	327
CEVA Group PLC
7.00%, 3/1/21 (b)(e)	370	382
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19	375	409
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	540	511
Coca-Cola Co.
3.20%, 11/1/23 (e)	375	380
Continental Resources, Inc.
4.90%, 6/1/44 (b)	475	493
CSC Holdings LLC
5.25%, 6/1/24 (b)	450	444
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	175	181
Eldorado Gold Corp.
6.13%, 12/15/20 (b)	380	386
EMC Corp.
3.38%, 6/1/23	210	213
Exide Technologies
8.63%, 2/1/18 (e)(g)(h)	219	133
Experian Finance PLC
2.38%, 6/15/17 (b)	635	650
Fiserv, Inc.
3.13%, 6/15/16	360	374
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 3/15/23 (e)	220	220
General Motors Co.
4.88%, 10/2/23 (b)	375	397
Gilead Sciences, Inc.
4.80%, 4/1/44	300	318
Glencore Funding LLC
4.13%, 5/30/23 (b)	390	392
Goldcorp, Inc.
3.70%, 3/15/23	400	395
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	630	744
HCA, Inc.
4.75%, 5/1/23	445	446
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)(e)	525	575
Hewlett-Packard Co.,
3.75%, 12/1/20	275	288
4.65%, 12/9/21	155	169
Home Depot, Inc.
5.88%, 12/16/36	400	496
Intel Corp.,
2.70%, 12/15/22	400	390
2.95%, 12/15/35	356	443
JBS Investments GmbH
7.75%, 10/28/20 (b)	200	215
Johnson Controls, Inc.,
3.63%, 7/2/24	95	96
4.95%, 7/2/64	175	178
Juniper Networks, Inc.
4.50%, 3/15/24 (e)	200	210
Lam Research Corp.
1.25%, 5/15/18 (e)	304	417
McKesson Corp.
4.88%, 3/15/44	220	232

MDC Partners, Inc.
6.75%, 4/1/20 (b)	420	445
Medtronic, Inc.
3.63%, 3/15/24	370	380
NBC Universal Media LLC,
2.88%, 1/15/23	250	249
5.95%, 4/1/41	400	493
NetApp, Inc.
2.00%, 12/15/17	200	203
Novartis Capital Corp.
3.40%, 5/6/24	570	579
Nuance Communications, Inc.
2.75%, 11/1/31	286	287
NVIDIA Corp.
1.00%, 12/1/18 (b)	550	610
Omega Healthcare Investors, Inc.
4.95%, 4/1/24 (b)	225	231
ON Semiconductor Corp.,
Series B
2.63%, 12/15/26 (e)	290	342
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (b)(e)	450	433
Packaging Corp. of America
4.50%, 11/1/23	270	290
PepsiCo, Inc.
3.60%, 3/1/24	475	490
Philip Morris International, Inc.
2.50%, 8/22/22	495	480
Pioneer Natural Resources Co.
7.50%, 1/15/20	375	463
QVC, Inc.
4.38%, 3/15/23	400	407
Rowan Cos., Inc.
5.85%, 1/15/44 (e)	175	190
RR Donnelley & Sons Co.
7.88%, 3/15/21 (e)	345	398
SanDisk Corp.
0.50%, 10/15/20 (b)(e)	375	474
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 5/17/22 (b)	500	509
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	201
Target Corp.
3.50%, 7/1/24	325	329
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	470	483
Time Warner Cable, Inc.
4.50%, 9/15/42	175	171
Transocean, Inc.
6.38%, 12/15/21	275	319
United Airlines Pass-Through Trust,
Series A
4.00%, 4/11/26 (e)	675	684
United Rentals North America, Inc.
5.75%, 11/15/24	370	385
United Technologies Corp.
4.50%, 6/1/42	165	174
Verizon Communications, Inc.
6.55%, 9/15/43	1,175	1,484
Viacom, Inc.
5.85%, 9/1/43	425	490

Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)	190	196
Wal-Mart Stores, Inc.
5.25%, 9/1/35	290	337
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	390	405
Wyndham Worldwide Corp.
4.25%, 3/1/22	680	700
Yahoo!, Inc.
0.00%, 12/1/18 (b)(e)	550	550
Zimmer Holdings, Inc.
5.75%, 11/30/39 (e)	220	257
		32,799
Utilities (1.9%)
CEZ AS
4.25%, 4/3/22 (b)	210	220
DCP Midstream Operating LP
3.88%, 3/15/23	375	380
Delmarva Power & Light Co.
4.00%, 6/1/42	475	463
EnLink Midstream Partners LP
2.70%, 4/1/19	400	406
Exelon Generation Co., LLC
6.25%, 10/1/39	445	524
Jersey Central Power & Light Co.
4.70%, 4/1/24 (b)	700	750
PPL WEM Holdings Ltd.
3.90%, 5/1/16 (b)	375	393
State Grid Overseas Investment 2013 Ltd.
3.13%, 5/22/23 (b)	540	527
		3,663
		65,986
Mortgages - Other (10.7%)
Alternative Loan Trust
6.00%, 2/25/37	100	86
Banc of America Alternative Loan Trust,
0.80%, 7/25/46 (c)	505	339
5.50%, 10/25/35	2,273	2,111
5.86%, 10/25/36	961	700
5.91%, 10/25/36 (c)	1,675	1,218
6.00%, 4/25/36	471	488
Banc of America Funding Trust
0.52%, 8/25/36 (c)	103	88
Chase Mortgage Finance Trust
6.00%, 10/25/36	546	487
Chaseflex Trust
6.00%, 2/25/37	1,426	1,230
Commercial Mortgage Pass-Through Certificates
5.07%, 4/10/47 (b)(c)	883	860
First Horizon Alternative Mortgage Securities Trust
6.25%, 8/25/36	900	755
Freddie Mac Structured Agency Credit Risk Debt Notes
3.75%, 4/25/24 (c)	250	269
GSMSC Pass-Through Trust
7.50%, 9/25/36 (b)(c)	1,149	962
Harborview Mortgage Loan Trust
0.35%, 1/19/38 (c)	346	301

Impac CMB Trust
0.89%, 4/25/35 (c)		378	291
JP Morgan Mortgage Trust,
2.77%, 6/25/37 (c)		339	313
6.00%, 6/25/37		379	380
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36		1,891	1,888
6.50%, 9/25/37		1,941	1,712
RALI Trust,
0.33%, 12/25/36 (c)		540	406
0.34%, 12/25/36 (c)		982	738
5.50%, 12/25/34		1,370	1,395
6.00%, 11/25/36		288	229
Residential Asset Securitization Trust
0.65%, 4/25/36 (c)		524	359
Springleaf Mortgage Loan Trust
3.56%, 12/25/59 (b)(c)		860	883
Washington Mutual Mortgage Pass-Through Certificates Trust,
0.89%, 4/25/47 (c)		732	602
1.10%, 7/25/46 (c)		1,552	1,335
WFRBS Commercial Mortgage Trust
4.28%, 5/15/45 (b)(c)		425	399
			20,824
Municipal Bonds (1.2%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40		255	327
City of New York, NY,
Series G-1
5.97%, 3/1/36		270	330
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34		477	596
Municipal Electric Authority of Georgia,
6.64%, 4/1/57		283	347
6.66%, 4/1/57		320	386
New York City, NY,
Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27		320	376
			2,362
Sovereign (5.0%)
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 7/12/20 (b)		580	631
Brazilian Government International Bond
5.63%, 1/7/41 (e)		350	378
Hellenic Republic Government Bond
2.00%, 2/24/25 (i)	Euro	950	1,028
Hungary Government International Bond
5.38%, 3/25/24	$202		217
KazMunayGas National Co., JSC
6.38%, 4/9/21 (b)		900	1,007
Mexico Government International Bond
3.63%, 3/15/22		868	903
Petroleos Mexicanos
4.88%, 1/24/22		1,000	1,084
Poland Government International Bond
5.00%, 3/23/22		1,000	1,114

Portugal Obrigacoes do Tesouro OT
4.10%, 4/15/37 (b)	Euro	2,010	2,602
Spain Government International Bond
4.00%, 3/6/18 (b)	$650		697
			9,661
U.S. Agency Securities (1.8%)
Federal Home Loan Mortgage Corporation,
3.75%, 3/27/19	2,520		2,771
6.75%, 3/15/31	470		675
			3,446
U.S. Treasury Securities (8.8%)
U.S. Treasury Bonds,
2.75%, 11/15/42	5,100		4,553
3.13%, 2/15/43	2,000		1,926
U.S. Treasury Note
0.88%, 1/31/17	10,500		10,548
			17,027
Total Fixed Income Securities (Cost $182,618)			189,597

	Shares	Value (000)
Short-Term Investments (18.5%)
Securities held as Collateral on Loaned Securities (3.4%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (j)	5,588,000	5,588

	Face Amount (000)	Value (000)
Repurchase Agreement (0.5%)
Barclays Capital, Inc., (0.07%, dated 6/30/14, due 7/1/14; proceeds $1,038; fully collateralized by a U.S. Government obligation; 3.63% due 8/15/43; valued at $1,059)	$1,038	1,038
Total Securities held as Collateral on Loaned Securities (Cost $6,626)		6,626

	Shares	Value (000)
Investment Company (15.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (j) (Cost $29,131)	29,130,609	29,131

	Face Amount (000)	Value (000)
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills,
0.02%, 8/21/14 (k)(l)	$38	38
0.06%, 8/21/14 (k)(l)	80	80
Total U.S. Treasury Securities (Cost $118)		118
Total Short-Term Investments (Cost $35,875)		35,875
Total Investments (116.4%) (Cost $218,493) Including $6,639 of Securities Loaned (m)+		225,472
Liabilities in Excess of Other Assets (-16.4%)		(31,705)
Net Assets (100.0%)		$193,767

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2014.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2014.
(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2014 were approximately $6,639,000 and $6,766,000, respectively. The Portfolio received cash collateral of approximately $6,626,000 which was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At June 30, 2014, there was uninvested cash collateral of approximately $140,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2014.

(g)	Issuer in bankruptcy.
(h)	Non-income producing security; bond in default.
(i)	Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(j)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(k)	Rate shown is the yield to maturity at June 30, 2014.
(l)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(m)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
+

At June 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $218,493,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $6,979,000 of which approximately $10,075,000 related to appreciated securities and approximately $3,096,000 related to depreciated securities.

@	Value is less than $500.
IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Depreciation (000)
Citibank NA	AUD	1,060	$999	7/17/14	USD	992	$992	$(7)
Citibank NA	CAD	2,982	2,794	7/17/14	USD	2,777	2,777	(17)
Deutsche Bank AG	NZD	2,320	2,029	7/17/14	USD	2,020	2,020	(9)
HSBC Bank PLC	EUR	2,670	3,656	7/17/14	USD	3,641	3,641	(15)
HSBC Bank PLC	MXN	74	6	7/17/14	USD	6	6	(— )@
UBS AG	CHF	2,570	2,898	7/17/14	USD	2,885	2,885	(13)
			$12,382				$12,321	$(61)

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	145	$31,841	Sep-14	$(32)
U.S. Treasury Long Bond	37	5,076	Sep-14	(26)
U.S. Treasury Ultra Long Bond	46	6,897	Sep-14	(46)
Short:
U.S. Treasury 5 yr. Note	134	(16,008)	Sep-14	37
U.S. Treasury 10 yr. Note	121	(15,146)	Sep-14	20
				$(47)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$995	1.00%	3/20/19	$19	$(20)	$(1)	BBB+
Barclays Bank PLC
Yum! Brands, Inc.	Buy	950	1.00	12/20/18	(16)	(11)	(27)	BBB
Morgan Stanley & Co., LLC *
CDX.NA.IG.22	Buy	6,525	1.00	6/20/19	(134)	3	(131)	NR
		$8,470			$(131)	$(28)	$(159)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	3 Month LIBOR	Receive	2.10%	2/5/23		$2,990	$54
Deutsche Bank AG	3 Month LIBOR	Receive	2.80	5/1/43	2,620		243
Goldman Sachs International	3 Month CDOR	Pay	2.04	1/22/19	CAD	8,980	87
Goldman Sachs International	3 Month LIBOR	Receive	2.09	2/15/23		$4,760	95
Goldman Sachs International	3 Month CDOR	Receive	2.95	1/22/24	CAD	4,880	(158)
Goldman Sachs International	3 Month LIBOR	Receive	2.90	5/13/43		$2,620	194
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.79	1/24/19	9,610		(165)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Pay	2.96	1/24/24	5,240		248
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	4,550		100
							$698

@	Value is less than $500.
†	Credit Rating as issued by Standard & Poor’s.
*	Centrally cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
CDOR	Canadian Dealer Offered Rate.

LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
USD	—	United States Dollar

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2014 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.7%)
Asset-Backed Securities (0.8%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$119	$137
8.35%, 7/10/31 (a)	135	179
		316
Collateralized Mortgage Obligation - Agency Collateral Series (0.0%)
Federal Home Loan Mortgage Corporation,
IO STRIPS
8.00%, 1/1/28	20	5

Corporate Bonds (95.5%)
Finance (39.2%)
Abbey National Treasury Services PLC,
3.05%, 8/23/18 (b)	120	126
4.00%, 3/13/24	50	52
ACE INA Holdings, Inc.
3.35%, 5/15/24 (b)	125	126
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19 (a)	150	151
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	50	50
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	100	99
American Financial Group, Inc.
9.88%, 6/15/19 (b)	225	295
American International Group, Inc.,
4.88%, 6/1/22	100	111
6.40%, 12/15/20	345	417
Bank of America Corp.,
4.00%, 4/1/24	620	634
5.70%, 1/24/22	125	145
Bank of New York Mellon Corp. (The)
3.65%, 2/4/24 (b)	60	62
BBVA Bancomer SA
6.50%, 3/10/21 (a)	150	170
Bear Stearns Cos., LLC (The)
5.55%, 1/22/17	200	221
BNP Paribas SA
5.00%, 1/15/21	95	106
Boston Properties LP
3.80%, 2/1/24	25	25
BPCE SA
5.15%, 7/21/24 (a)(b)	200	212
Brookfield Asset Management, Inc.
5.80%, 4/25/17	55	61
Capital One Bank, USA NA
3.38%, 2/15/23	342	340
Citigroup, Inc.,
3.88%, 10/25/23 (b)	375	385
4.05%, 7/30/22	140	144
5.50%, 9/13/25	50	56
6.68%, 9/13/43	50	62
8.13%, 7/15/39	100	151
CNA Financial Corp.
5.75%, 8/15/21	250	291

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/9/22	250	255
Credit Agricole SA
3.88%, 4/15/24 (a)	250	254
Credit Suisse
6.00%, 2/15/18	61	70
Discover Bank
2.00%, 2/21/18	250	252
Five Corners Funding Trust
4.42%, 11/15/23 (a)	200	211
General Electric Capital Corp.,
5.30%, 2/11/21 (b)	120	137
MTN
5.88%, 1/14/38	230	280
Series G
6.00%, 8/7/19	666	790
Goldman Sachs Group, Inc. (The),
3.63%, 1/22/23	480	483
6.75%, 10/1/37	205	247
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (a)	250	291
Hartford Financial Services Group, Inc.
5.50%, 3/30/20 (b)	275	315
HBOS PLC,
Series G
6.75%, 5/21/18 (a)	357	412
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	100	97
HSBC Finance Corp.
6.68%, 1/15/21	135	162
HSBC Holdings PLC
6.50%, 5/2/36	100	123
HSBC USA, Inc.
3.50%, 6/23/24	275	276
ING Bank N.V.
5.80%, 9/25/23 (a)	200	226
Intesa Sanpaolo SpA
5.25%, 1/12/24	200	219
JPMorgan Chase & Co.,
3.20%, 1/25/23	275	274
3.88%, 2/1/24 (b)	220	227
4.50%, 1/24/22	305	335
Lincoln National Corp.
7.00%, 6/15/40	75	103
Lloyds Bank PLC
6.50%, 9/14/20 (a)	320	376
Macquarie Group Ltd.
6.00%, 1/14/20 (a)	215	244
Nationwide Building Society
6.25%, 2/25/20 (a)	260	307
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (a)	275	307
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	171
Piedmont Operating Partnership LP
3.40%, 6/1/23 (b)	125	119
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	234	269
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	80	82

Post Apartment Homes LP
3.38%, 12/1/22	120	117
Principal Financial Group, Inc.
1.85%, 11/15/17	250	251
Protective Life Corp.
7.38%, 10/15/19	175	217
Prudential Financial, Inc.
5.63%, 6/15/43 (c)	95	102
Realty Income Corp.
3.25%, 10/15/22	150	147
Santander Holdings USA, Inc.
3.45%, 8/27/18	60	64
Santander US Debt SAU
3.72%, 1/20/15 (a)	200	203
Standard Chartered PLC
3.95%, 1/11/23 (a)(b)	200	199
UBS AG
7.50%, 7/15/25 (b)	100	127
UnitedHealth Group, Inc.,
1.40%, 10/15/17	85	85
2.75%, 2/15/23	55	53
2.88%, 3/15/23 (b)	255	251
Voya Financial, Inc.
5.65%, 5/15/53 (c)	100	102
Weingarten Realty Investors
3.38%, 10/15/22	150	147
Wells Fargo & Co.,
1.25%, 7/20/16	300	303
2.15%, 1/15/19 (b)	60	61
3.00%, 1/22/21	200	204
Series M
3.45%, 2/13/23	125	125
4.10%, 6/3/26	250	254
4.13%, 8/15/23 (b)	130	135
Xilinx, Inc.
3.00%, 3/15/21	75	76
		15,629
Industrials (47.2%)
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	53
ADT Corp. (The)
6.25%, 10/15/21 (b)	100	106
Alfa SAB de CV
5.25%, 3/25/24 (a)(b)	200	209
Altria Group, Inc.,
2.85%, 8/9/22	115	111
5.38%, 1/31/44	80	88
American Airlines Pass-Through Trust,
4.00%, 1/15/27 (a)	195	198
4.95%, 7/15/24 (a)	194	210
American Tower Corp.
3.50%, 1/31/23	100	98
Amgen, Inc.
5.15%, 11/15/41	198	213
Anadarko Petroleum Corp.
6.45%, 9/15/36	100	128
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/24	200	206
Apple, Inc.,

2.40%, 5/3/23 (b)	125	118
4.45%, 5/6/44	125	127
Aramark Services, Inc.
5.75%, 3/15/20	95	101
ArcelorMittal
10.35%, 6/1/19	134	172
Ashland, Inc.
6.88%, 5/15/43	50	54
AstraZeneca PLC
6.45%, 9/15/37	125	163
AT&T, Inc.
6.30%, 1/15/38	275	334
Baidu, Inc.
3.25%, 8/6/18	200	207
Barrick Gold Corp.
4.10%, 5/1/23	100	100
BHP Billiton Finance USA Ltd.
3.85%, 9/30/23	200	210
Bombardier, Inc.
6.13%, 1/15/23 (a)(b)	116	120
British Airways PLC
4.63%, 6/20/24 (a)	174	182
Burlington Northern Santa Fe LLC,
3.05%, 3/15/22	150	151
4.40%, 3/15/42	75	75
5.65%, 5/1/17	130	146
Caterpillar Financial Services Corp.,
Series G
2.45%, 9/6/18	200	206
Caterpillar, Inc.
3.40%, 5/15/24	125	127
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	150	151
CEVA Group PLC
7.00%, 3/1/21 (a)(b)	75	77
Cimarex Energy Co.
5.88%, 5/1/22	150	167
Coca-Cola Co.
3.20%, 11/1/23 (b)	125	127
Continental Resources, Inc.
5.00%, 9/15/22	175	191
Covidien International Finance SA
2.95%, 6/15/23	175	171
Crown Castle International Corp.
5.25%, 1/15/23	75	79
Daimler Finance North America LLC
8.50%, 1/18/31	161	245
Deere & Co.
3.90%, 6/9/42	60	57
Denbury Resources, Inc.
5.50%, 5/1/22	90	92
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	180	186
Ecopetrol SA
5.88%, 9/18/23 (b)	130	146
Eldorado Gold Corp.
6.13%, 12/15/20 (a)(b)	105	107
EMC Corp.
3.38%, 6/1/23	140	142
ENTEL Chile SA
4.88%, 10/30/24 (a)	200	209

ESAL GmbH
6.25%, 2/5/23 (a)(b)	200	197
Express Scripts Holding Co.
2.65%, 2/15/17	100	104
Fiserv, Inc.
3.13%, 6/15/16	190	198
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	200	211
5.88%, 8/2/21	200	235
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 3/15/23 (b)	120	120
General Electric Co.
4.50%, 3/11/44	50	52
General Motors Co.
4.88%, 10/2/23 (a)	125	132
Gilead Sciences, Inc.
4.80%, 4/1/44	100	106
Glencore Funding LLC
4.13%, 5/30/23 (a)	170	171
Goldcorp, Inc.,
3.70%, 3/15/23	150	148
5.45%, 6/9/44	50	52
Guitar Center, Inc.
6.50%, 4/15/19 (a)	75	74
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	245	289
HCA, Inc.
4.75%, 5/1/23	130	130
Heathrow Funding Ltd.
4.88%, 7/15/21 (a)(b)	190	208
Hewlett-Packard Co.,
3.75%, 12/1/20	50	52
4.65%, 12/9/21	110	120
Home Depot, Inc.
5.88%, 12/16/36	109	135
Incitec Pivot Ltd.
4.00%, 12/7/15 (a)	160	166
Intel Corp.
2.70%, 12/15/22	200	195
International Business Machines Corp.
1.95%, 2/12/19 (b)	325	327
Johnson Controls, Inc.,
3.63%, 7/2/24	25	25
4.95%, 7/2/64	25	25
Juniper Networks, Inc.
4.50%, 3/15/24 (b)	75	79
Koninklijke Philips N.V.
3.75%, 3/15/22	300	316
Kroger Co. (The)
6.90%, 4/15/38	80	104
Lubrizol Corp.
8.88%, 2/1/19	165	212
MasTec, Inc.
4.88%, 3/15/23	140	139
McKesson Corp.,
2.70%, 12/15/22	100	96
4.88%, 3/15/44	30	32
MDC Partners, Inc.
6.75%, 4/1/20 (a)	100	106
Medtronic, Inc.
3.63%, 3/15/24	200	206

Merck & Co., Inc.
2.80%, 5/18/23 (b)	250	245
NBC Universal Media LLC
5.95%, 4/1/41	350	431
NetApp, Inc.
2.00%, 12/15/17	100	102
Nexen Energy ULC
6.40%, 5/15/37	100	121
NOVA Chemicals Corp.
5.25%, 8/1/23 (a)	120	132
Novartis Capital Corp.
3.40%, 5/6/24	200	203
Omega Healthcare Investors, Inc.
4.95%, 4/1/24 (a)	100	103
Omnicom Group, Inc.
3.63%, 5/1/22	95	98
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (a)(b)	225	217
Oracle Corp.,
2.50%, 10/15/22	—	—
4.50%, 7/8/44	150	150
Packaging Corp. of America
4.50%, 11/1/23	110	118
PepsiCo, Inc.
3.60%, 3/1/24	200	206
Petro-Canada
6.80%, 5/15/38	130	173
Philip Morris International, Inc.
4.50%, 3/20/42	150	153
Phillips 66
5.88%, 5/1/42	25	30
Pioneer Natural Resources Co.
3.95%, 7/15/22	175	184
Praxair, Inc.
1.25%, 11/7/18	175	171
QVC, Inc.
4.38%, 3/15/23	150	153
Rockwood Specialties Group, Inc.
4.63%, 10/15/20	85	89
Rowan Cos., Inc.
5.85%, 1/15/44 (b)	75	81
RR Donnelley & Sons Co.
7.88%, 3/15/21 (b)	120	139
Salix Pharmaceuticals Ltd.
6.00%, 1/15/21 (a)	100	108
Silgan Holdings, Inc.
5.50%, 2/1/22 (a)	100	104
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 5/17/17 (a)	200	206
Target Corp.
3.50%, 7/1/24	75	76
Telefonica Europe BV
8.25%, 9/15/30	184	252
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	155	159
Time Warner Cable, Inc.,
4.50%, 9/15/42	75	73
6.75%, 6/15/39	80	103
Time Warner, Inc.
7.70%, 5/1/32	141	196

Toyota Motor Credit Corp.
2.75%, 5/17/21	125	126
Transocean, Inc.
6.38%, 12/15/21	100	116
Union Pacific Railroad Co.
3.23%, 5/14/26	200	202
United Airlines Pass-Through Trust
4.30%, 8/15/25 (b)	225	232
United Rentals North America, Inc.
5.75%, 11/15/24 (b)	80	83
United Technologies Corp.
1.80%, 6/1/17	500	511
US Airways Pass-Through Trust
3.95%, 11/15/25	75	76
Verizon Communications, Inc.,
5.15%, 9/15/23	175	196
6.55%, 9/15/43	600	758
Viacom, Inc.
5.85%, 9/1/43	125	144
WM Wrigley Jr Co.
2.90%, 10/21/19 (a)	230	236
Wyndham Worldwide Corp.
4.25%, 3/1/22	255	263
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22 (b)	115	120
Zimmer Holdings, Inc.
5.75%, 11/30/39	50	58
		18,819
Utilities (9.1%)
Appalachian Power Co.
7.00%, 4/1/38	150	205
Boston Gas Co.
4.49%, 2/15/42 (a)(b)	125	129
Buckeye Partners LP
4.15%, 7/1/23	175	181
CEZ AS
4.25%, 4/3/22 (a)	200	210
DCP Midstream Operating LP
3.88%, 3/15/23	150	152
DTE Energy Co.,
Series C
3.50%, 6/1/24	200	202
Enel Finance International N.V.
5.13%, 10/7/19 (a)	200	225
Energy Transfer Partners LP,
3.60%, 2/1/23	100	99
4.90%, 2/1/24	150	161
EnLink Midstream Partners LP
2.70%, 4/1/19	175	178
Enterprise Products Operating LLC
3.35%, 3/15/23	150	150
Exelon Generation Co., LLC
6.25%, 10/1/39 (b)	145	171
Jersey Central Power & Light Co.
4.70%, 4/1/24 (a)	200	214
Kinder Morgan Energy Partners LP,
3.50%, 9/1/23	125	122
4.15%, 2/1/24 (b)	175	178

Nevada Power Co.,
Series N
6.65%, 4/1/36	150	202
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	61	78
Sempra Energy
6.00%, 10/15/39	125	156
Spectra Energy Capital LLC
8.00%, 10/1/19	50	63
TransAlta Corp.
4.50%, 11/15/22	235	239
Virginia Electric and Power Co.
2.95%, 1/15/22	325	329
		3,644
		38,092
Variable Rate Senior Loan Interests (0.4%)
Industrials (0.4%)
Aspect Software, Inc.,
Term B
7.25%, 8/7/14	97	98
Diamond Resorts Corp.,
Term Loan
5.50%, 9/30/14	75	76
		174
Total Fixed Income Securities (Cost $36,687)		38,587

	Shares	Value (000)
Short-Term Investments (16.9%)
Securities held as Collateral on Loaned Securities (14.3%)
Investment Company (12.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d)	4,791,580	4,792

	Face Amount (000)	Value (000)
Repurchase Agreement (2.3%)
Barclays Capital, Inc., (0.07%, dated 6/30/14, due 7/1/14; proceeds $853; fully collateralized by a U.S. Government obligation; 3.63% due 8/15/43; valued at $908)	$890	890
Total Securities held as Collateral on Loaned Securities (Cost $5,682)		5,682

	Shares	Value (000)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $795)	794,835	795

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.6%)
U.S. Treasury Bill
0.06%, 8/21/14 (e)(f) (Cost $251)	$251	251
Total Short-Term Investments (Cost $6,728)		6,728
Total Investments (113.6%) (Cost $43,415) Including $5,690 of Securities Loaned (g)+		45,315
Liabilities in Excess of Other Assets (-13.6%)		(5,436)
Net Assets (100.0%)		$39,879

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2014 were approximately $5,690,000 and $5,802,000, respectively. The Portfolio received cash collateral of approximately $5,682,000 which was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At June 30, 2014, there was uninvested cash collateral of approximately $120,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2014.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)	Rate shown is the yield to maturity at June 30, 2014.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(g)	Securities are available for collateral in connection with purchase of open futures contracts and swap agreements.
+

At June 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $43,415,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,900,000 of which approximately $2,023,000 related to appreciated securities and approximately $123,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	46	$10,101	Sep-14	$(10)
U.S. Treasury Long Bond	6	823	Sep-14	(2)
U.S. Treasury Ultra Long Bond	35	5,248	Sep-14	(35)

Short:
U.S. Treasury 10 yr. Note	78	(9,763)	Sep-14	32
U.S. Treasury 5 yr. Note	32	(3,823)	Sep-14	11
				$(4)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$200	1.00%	3/20/19	$4	$(4)	$ (— )@	BBB+
Barclays Bank PLC
Yum! Brands, Inc.	Buy	200	1.00	12/20/18	(3)	(3)	(6)	BBB
Morgan Stanley & Co., LLC *
CDX.NA.IG.21	Buy	1,175	1.00	12/20/18	(20)	(6)	(26)	NR
Morgan Stanley & Co., LLC *
CDX.NA.IG.22	Buy	1,500	1.00	6/20/19	(31)	1	(30)	NR
Morgan Stanley & Co., LLC
CDX.NA.IG.22	Buy	520	5.00	6/20/19	(40)	(6)	(46)	NR
		$3,595			$(90)	$(18)	$(108)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG	3 Month LIBOR	Receive	3.03%	5/14/43	$1,690	$84
Deutsche Bank AG	3 Month LIBOR	Receive	2.80	5/1/43	565	53
Goldman Sachs International	3 Month LIBOR	Receive	2.42	3/22/22	642	(10)
JPMorgan Chase Bank NA	3 Month LIBOR	Receive	2.43	3/22/22	311	(5)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	2.75	11/20/23	2,120	(43)
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	510	11
						$90

†	Credit Rating as issued by Standard & Poor’s.
@	Value is less than $500.
*	Cleared swap agreements, the broker for which is Morgan Stanley & Co., LLC.
NR	Not Rated.
LIBOR	London Interbank Offered Rate.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2014 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (102.5%)
Corporate Bonds (98.9%)
Basic Materials (5.5%)
American Gilsonite Co.
11.50%, 9/1/17 (a)	$150	$163
APERAM
7.75%, 4/1/18 (a)	150	160
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.38%, 5/1/21 (a)	150	164
Chemtura Corp.
5.75%, 7/15/21	50	52
Hecla Mining Co.
6.88%, 5/1/21	100	100
Neenah Paper, Inc.
5.25%, 5/15/21 (a)	50	51
Permian Holdings, Inc.
10.50%, 1/15/18 (a)	90	93
Prince Mineral Holding Corp.
12.00%, 12/15/19 (a)	150	170
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.38%, 5/1/22 (a)	100	101
		1,054
Communications (10.5%)
Altice SA
7.75%, 5/15/22 (a)	200	214
Bankrate, Inc.
6.13%, 8/15/18 (a)	100	107
Cablevision Systems Corp.
7.75%, 4/15/18	50	57
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.63%, 2/15/24 (a)	100	103
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24	100	103
Columbus International, Inc.
7.38%, 3/30/21 (a)	200	216
CommScope, Inc.
5.50%, 6/15/24 (a)	100	102
Crown Castle International Corp.
5.25%, 1/15/23	50	52
inVentiv Health, Inc.
9.00%, 1/15/18 (a)	100	108
Lamar Media Corp.
5.38%, 1/15/24 (a)	50	52
MDC Partners, Inc.
6.75%, 4/1/20 (a)	100	106
Mediacom Broadband LLC/Mediacom Broadband Corp.
5.50%, 4/15/21 (a)	100	102
Midcontinent Communications & Midcontinent Finance Corp.
6.25%, 8/1/21 (a)	100	104
Numericable Group SA
6.25%, 5/15/24 (a)	200	209
Pacnet Ltd.
9.00%, 12/12/18 (a)	200	217
SBA Telecommunications, Inc.
5.75%, 7/15/20	50	53

T-Mobile USA, Inc.
6.84%, 4/28/23	100	109
		2,014
Consumer, Cyclical (18.6%)
Air Canada,
6.75%, 10/1/19 (a)	50	54
7.75%, 4/15/21 (a)	100	107
Allegiant Travel Co.
5.50%, 7/15/19	50	51
Allied Specialty Vehicles, Inc.
8.50%, 11/1/19 (a)	100	106
American Builders & Contractors Supply Co., Inc.
5.63%, 4/15/21 (a)	100	104
AV Homes, Inc.
8.50%, 7/1/19 (a)	100	102
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	50	43
CCM Merger, Inc.
9.13%, 5/1/19 (a)	100	108
Century Communities, Inc.
6.88%, 5/15/22 (a)	100	103
Chassix Holdings, Inc.
10.00%, 12/15/18 (a)(b)	100	101
Chassix, Inc.
9.25%, 8/1/18 (a)	50	55
Chester Downs & Marina LLC/Chester Downs Finance Corp.
9.25%, 2/1/20 (a)	100	99
Churchill Downs, Inc.
5.38%, 12/15/21 (a)	100	103
Empire Today LLC/Empire Today Finance Corp.
11.38%, 2/1/17 (a)	100	104
Exide Technologies
8.63%, 2/1/18 (c)(d)	100	61
Gibson Brands, Inc.
8.88%, 8/1/18 (a)	100	103
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22 (a)	50	50
Golden Nugget Escrow, Inc.
8.50%, 12/1/21 (a)	100	105
Graton Economic Development Authority
9.63%, 9/1/19 (a)	100	114
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 3/15/19 (a)	200	205
Guitar Center, Inc.
6.50%, 4/15/19 (a)	100	99
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (a)	50	53
IDQ Holdings, Inc.
11.50%, 4/1/17 (a)	150	166
Logan’s Roadhouse, Inc.
10.75%, 10/15/17	100	82
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22 (a)	100	104
Meritor, Inc.
6.25%, 2/15/24	100	105
Neiman Marcus Group Ltd., Inc.
8.75%, 10/15/21 (a)(b)	100	109
Oshkosh Corp.
5.38%, 3/1/22	100	103

Pittsburgh Glass Works LLC
8.00%, 11/15/18 (a)	100	109
Playa Resorts Holding BV
8.00%, 8/15/20 (a)	100	108
Rite Aid Corp.
6.75%, 6/15/21	50	54
RSI Home Products, Inc.
6.88%, 3/1/18 (a)	50	54
Sonic Automotive, Inc.
5.00%, 5/15/23	50	49
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/1/24	100	102
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
6.38%, 6/1/21 (a)	100	99
United Continental Holdings, Inc.
6.38%, 6/1/18	200	216
Wolverine World Wide, Inc.
6.13%, 10/15/20	50	54
		3,544
Consumer, Non-Cyclical (18.9%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22 (a)(e)	50	50
6.13%, 3/15/21	50	53
Ahern Rentals, Inc.
9.50%, 6/15/18 (a)	150	166
Albea Beauty Holdings SA
8.38%, 11/1/19 (a)	100	109
American Achievement Corp.
10.88%, 4/15/16 (a)	50	52
Aramark Services, Inc.
5.75%, 3/15/20	50	53
Armored Autogroup, Inc.
9.25%, 11/1/18	150	159
Beverages & More, Inc.
10.00%, 11/15/18 (a)	150	148
BioScrip, Inc.
8.88%, 2/15/21 (a)	100	105
Brand Energy & Infrastructure Services, Inc.
8.50%, 12/1/21 (a)	100	107
Bumble Bee Holdco SCA
9.63%, 3/15/18 (a)(b)	100	105
C&S Group Enterprises LLC
5.38%, 7/15/22 (a)(e)	50	50
Cenveo Corp.
6.00%, 8/1/19 (a)	50	50
Cott Beverages, Inc.
5.38%, 7/1/22 (a)	50	50
Crestview DS Merger Sub II, Inc.
10.00%, 9/1/21 (a)	100	112
Dole Food Co., Inc.
7.25%, 5/1/19 (a)	50	51
DynCorp International, Inc.
10.38%, 7/1/17	100	105
Global A&T Electronics Ltd.
10.00%, 2/1/19 (a)	200	169
Harland Clarke Holdings Corp.
9.75%, 8/1/18 (a)	50	55

Hologic, Inc.
6.25%, 8/1/20	100	106
Interactive Data Corp.
5.88%, 4/15/19 (a)	100	102
JLL/Delta Dutch Newco BV
7.50%, 2/1/22 (a)	100	104
KeHE Distributors LLC/KeHE Finance Corp.
7.63%, 8/15/21 (a)	100	109
Lantheus Medical Imaging, Inc.
9.75%, 5/15/17	50	52
Monitronics International, Inc.
9.13%, 4/1/20	100	107
MPH Acquisition Holdings LLC
6.63%, 4/1/22 (a)	100	105
Mustang Merger Corp.
8.50%, 8/15/21 (a)	100	109
Pinnacle Operating Corp.
9.00%, 11/15/20 (a)	150	163
Post Holdings, Inc.
6.75%, 12/1/21 (a)	100	107
RR Donnelley & Sons Co.
7.88%, 3/15/21	50	58
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	100	107
Salix Pharmaceuticals Ltd.
6.00%, 1/15/21 (a)	100	107
Service Corp. International/US
5.38%, 1/15/22	100	104
TMS International Corp.
7.63%, 10/15/21 (a)	100	108
United Rentals North America, Inc.
5.75%, 11/15/24	100	104
US Foods, Inc.
8.50%, 6/30/19	100	107
Wells Enterprises, Inc.
6.75%, 2/1/20 (a)	100	105
		3,613
Energy (7.7%)
Approach Resources, Inc.
7.00%, 6/15/21	50	52
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	50	54
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 3/1/22 (a)	100	106
Energy XXI Gulf Coast, Inc.
6.88%, 3/15/24 (a)	100	102
EXCO Resources, Inc.,
7.50%, 9/15/18	100	103
8.50%, 4/15/22	50	54
Hiland Partners LP / Hiland Partners Finance Corp.
5.50%, 5/15/22 (a)	100	102
Kodiak Oil & Gas Corp.
5.50%, 1/15/21	50	52
Lightstream Resources Ltd.
8.63%, 2/1/20 (a)	100	105
Lonestar Resources America, Inc.
8.75%, 4/15/19 (a)	100	102
Memorial Resource Development Corp.
5.88%, 7/1/22 (a)(e)	50	51

Northern Oil and Gas, Inc.
8.00%, 6/1/20	50	54
Northern Tier Energy LLC/Northern Tier Finance Corp
7.13%, 11/15/20	100	109
Rice Energy, Inc.
6.25%, 5/1/22 (a)	150	154
Rosetta Resources, Inc.
5.88%, 6/1/24	100	104
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)	100	110
SM Energy Co.
5.00%, 1/15/24	50	50
		1,464
Finance (9.4%)
Ardagh Finance Holdings SA
8.63%, 6/15/19 (a)(b)	200	207
CNO Financial Group, Inc.
6.38%, 10/1/20 (a)	50	54
Compiler Finance Sub, Inc.
7.00%, 5/1/21 (a)	150	153
CTR Partnership LP/CareTrust Capital Corp.
5.88%, 6/1/21 (a)	100	101
Forestar USA Real Estate Group, Inc.
8.50%, 6/1/22 (a)	100	104
Hockey Merger Sub 2, Inc.
7.88%, 10/1/21 (a)	50	54
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 4/15/22 (a)	200	203
KCG Holdings, Inc.
8.25%, 6/15/18 (a)	100	106
Kennedy-Wilson, Inc.
5.88%, 4/1/24	100	102
Nationstar Mortgage LLC/Nationstar Capital Corp.
7.88%, 10/1/20	50	53
Nuveen Investments, Inc.
9.13%, 10/15/17 (a)	100	109
Outerwall, Inc.
5.88%, 6/15/21 (a)	50	51
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)	100	105
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 6/15/21 (a)	100	102
Radian Group, Inc.
5.50%, 6/1/19	100	103
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	72	79
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 2/1/21	100	105
		1,791
Industrials (22.0%)
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)	100	107
Alion Science & Technology Corp.
12.00%, 11/1/14 (b)	103	102
Artesyn Escrow, Inc.
9.75%, 10/15/20 (a)	50	50

Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance
8.50%, 2/15/18 (a)	90	96
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/1/21 (a)	100	97
Belden, Inc.
5.25%, 7/15/24 (a)	50	51
BlueLine Rental Finance Corp.
7.00%, 2/1/19 (a)	100	107
BOE Intermediate Holding Corp.
9.00%, 11/1/17 (a)(b)	110	115
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 9/15/20 (a)	50	53
CEVA Group PLC
9.00%, 9/1/21 (a)	100	104
Cleaver-Brooks, Inc.
8.75%, 12/15/19 (a)	100	112
Consolidated Container Co., LLC/Consolidated Container Capital, Inc.
10.13%, 7/15/20 (a)	100	101
CPG Merger Sub LLC
8.00%, 10/1/21 (a)	100	106
CTP Transportation Products LLC/CTP Finance, Inc.
8.25%, 12/15/19 (a)	100	108
DH Services Luxembourg Sarl
7.75%, 12/15/20 (a)	50	54
DryShips, Inc.
5.00%, 12/1/14	100	99
Emeco Pty Ltd.
9.88%, 3/15/19 (a)	200	206
Gibraltar Industries, Inc.
6.25%, 2/1/21	50	52
Interline Brands, Inc.
10.00%, 11/15/18 (b)	150	161
Iracore International Holdings, Inc.
9.50%, 6/1/18 (a)	150	157
JB Poindexter & Co., Inc.
9.00%, 4/1/22 (a)	150	168
Kemet Corp.
10.50%, 5/1/18	100	106
Kenan Advantage Group, Inc. (The)
8.38%, 12/15/18 (a)	100	107
LMI Aerospace, Inc.
7.38%, 7/15/19 (a)	50	51
Marquette Transportation Co., LLC/Marquette Transportation Finance Corp.
10.88%, 1/15/17	100	106
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	50	53
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.88%, 4/15/19 (a)(b)	100	101
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.25%, 10/15/18 (a)	100	107
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
8.13%, 2/15/19	100	106
Nuverra Environmental Solutions, Inc.
9.88%, 4/15/18	50	52
Plastipak Holdings, Inc.
6.50%, 10/1/21 (a)	50	53
Polymer Group, Inc.
6.88%, 6/1/19 (a)	50	51

Quality Distribution LLC/QD Capital Corp.
9.88%, 11/1/18	120	129
SAExploration Holdings, Inc.
10.00%, 7/15/19 (a)(e)	100	101
Sequa Corp.
7.00%, 12/15/17 (a)	100	99
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20	100	113
Tekni-Plex, Inc.
9.75%, 6/1/19 (a)	62	70
Tervita Corp.
8.00%, 11/15/18 (a)	50	52
Transfield Services Ltd.
8.38%, 5/15/20 (a)	50	52
Vander Intermediate Holding II Corp.
9.75%, 2/1/19 (a)(b)	100	107
Viasystems, Inc.
7.88%, 5/1/19 (a)	50	53
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (a)	100	109
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.
9.75%, 6/15/19 (a)	100	102
Zachry Holdings, Inc.
7.50%, 2/1/20 (a)	100	108
		4,194
Technology (4.4%)
Activision Blizzard, Inc.
6.13%, 9/15/23 (a)	50	55
BCP Singapore VI Cayman Financing Co., Ltd.
8.00%, 4/15/21 (a)	200	206
BMC Software Finance, Inc.
8.13%, 7/15/21 (a)	100	103
Boxer Parent Co., Inc.
9.00%, 10/15/19 (a)(b)	100	98
First Data Corp.,
11.25%, 1/15/21	32	37
11.75%, 8/15/21	65	77
IMS Health, Inc.
6.00%, 11/1/20 (a)	50	53
Infor US, Inc.,
9.38%, 4/1/19	100	112
11.50%, 7/15/18	92	105
		846
Utilities (1.9%)
AES Corp.
4.88%, 5/15/23	50	50
GenOn Americas Generation LLC
8.50%, 10/1/21	100	104
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	100	106
NRG Energy, Inc.
6.25%, 7/15/22 (a)	50	53
Sabine Pass LNG LP
6.50%, 11/1/20	50	55
		368
		18,888

Sovereign (1.1%)
Government (1.1%)
Select Medical Corp.
6.38%, 6/1/21	100	105
Waterjet Holdings, Inc.
7.63%, 2/1/20 (a)	100	107
		212
Variable Rate Senior Loan Interests (2.5%)
Consumer, Cyclical (0.4%)
Diamond Resorts Corp.,
Term Loan
5.50%, 9/30/14	75	76

Industrials (1.6%)
Atkore International, Inc.,
Term Loan
4.50%, 9/30/14	300	302

Technology (0.5%)
Aspect Software, Inc.,
Term B
7.25%, 8/7/14	97	98
		476
Total Fixed Income Securities (Cost $18,671)		19,576
Total Investments (102.5%) (Cost $18,671) +		19,576
Liabilities in Excess of Other Assets (-2.5%)		(469)
Net Assets (100.0%)		$19,107

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Payment-in-kind security.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	When-issued security.
+

At June 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $18,671,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $905,000 of which approximately $996,000 related to appreciated securities and approximately $91,000 related to depreciated securities.

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2014 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (99.4%)
Agency Adjustable Rate Mortgages (3.7%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.31%, 6/1/36	$507	$540
2.35%, 7/1/38	432	459
2.40%, 7/1/36	145	154
2.43%, 7/1/38	1,062	1,134
2.54%, 9/1/35	657	702
2.68%, 1/1/38	124	134
Federal National Mortgage Association,
Conventional Pools:
2.33%, 5/1/35	537	572
2.36%, 5/1/39	556	592
Government National Mortgage Association,
Various Pool:
2.00%, 2/20/40	164	171
		4,458
Agency Fixed Rate Mortgages (0.5%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.50%, 9/1/19 – 4/1/24	7	7
7.50%, 11/1/19	1	1
Federal National Mortgage Association,
Conventional Pools:
6.50%, 2/1/28 – 10/1/32	465	527
7.00%, 7/1/29 – 12/1/33	61	63
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 – 12/15/16	22	23
		621
Asset-Backed Securities (18.4%)
Ally Auto Receivables Trust
0.62%, 3/15/17	729	730
American Express Credit Account Master Trust
1.40%, 3/15/17 (a)	2,325	2,329
American Homes 4 Rent 2014-SFR1
1.25%, 6/17/31 (a)(b)	274	275
AWAS Aviation Capital Ltd.
7.00%, 10/17/16 (b)	332	344
CarMax Auto Owner Trust
0.52%, 7/17/17	460	460
Chase Issuance Trust,
0.54%, 10/16/17	1,125	1,126
0.59%, 8/15/17	1,608	1,611
Citibank Credit Card Issuance Trust
2.88%, 1/23/23	450	460
Colony American Homes 2014-1
1.40%, 5/17/31 (a)(b)	426	429
Colony American Homes Single-Family Rental Pass-Through Certificates
1.10%, 7/17/31 (a)(b)	340	340
Discover Card Execution Note Trust,

0.58%, 7/15/21 (a)	670	673
1.22%, 10/15/19	465	466
Fifth Third Auto Trust
0.88%, 10/16/17	506	509
Ford Credit Auto Owner Trust
2.26%, 11/15/25 (b)	1,165	1,177
Ford Credit Floorplan Master Owner Trust
4.20%, 2/15/17 (b)	1,150	1,177
GE Dealer Floorplan Master Note Trust
0.64%, 6/20/17 (a)	750	752
GE Equipment Transportation LLC
0.62%, 7/25/16	481	482
Hertz Fleet Lease Funding LP
0.70%, 12/10/27 (a)(b)	575	576
Hyundai Auto Receivables Trust,
0.90%, 12/17/18	941	942
1.01%, 2/15/18	427	430
Invitation Homes 2013-SFR1 Trust
1.40%, 12/17/30 (a)(b)	612	615
Invitation Homes 2014-SFR1 Trust
1.15%, 6/17/31 (a)(b)	429	431
John Deere Owner Trust
0.60%, 3/15/17	1,325	1,328
Nationstar Agency Advance Funding Trust
1.89%, 2/18/48 (b)	100	98
North Carolina State Education Assistance Authority
1.03%, 7/25/25 (a)	625	630
Panhandle-Plains Higher Education Authority, Inc.
1.18%, 7/1/24 (a)	271	271
PFS Tax Lien Trust 2014-1
1.44%, 5/15/29 (b)	520	522
Toyota Auto Receivables Owner Trust
0.89%, 7/17/17	595	598
VOLT XXIV LLC
3.25%, 11/25/53 (b)	1,126	1,132
Volvo Financial Equipment LLC
0.74%, 3/15/17 (b)	650	651
Wheels SPV LLC
0.84%, 3/20/23 (b)	203	203
World Omni Automobile Lease Securitization Trust,
0.93%, 11/16/15	107	107
1.10%, 12/15/16	321	323
		22,197
Collateralized Mortgage Obligations - Agency Collateral Series (3.0%)
Federal Home Loan Mortgage Corporation,
1.43%, 8/25/17	688	694
1.56%, 10/25/18	229	232
REMIC
7.50%, 9/15/29	1,131	1,305
Federal National Mortgage Association,
0.59%, 8/25/15	535	535
0.95%, 11/25/15	282	284
1.08%, 2/25/16	591	595
		3,645

Commercial Mortgage-Backed Securities (0.6%)
Citigroup Commercial Mortgage Trust
2.11%, 1/12/30 (b)	175	178
Hilton USA Trust
1.15%, 11/5/30 (a)(b)	170	170
JP Morgan Chase Commercial Mortgage Securities Trust
5.46%, 12/12/43	400	424
		772
Corporate Bonds (61.6%)
Finance (27.6%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	370	388
ABN Amro Bank N.V.
2.50%, 10/30/18 (b)	630	640
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19 (b)	345	348
Aflac, Inc.
3.45%, 8/15/15	325	336
American Express Credit Corp.
2.13%, 3/18/19	625	628
Australia & New Zealand Banking Group Ltd.
1.45%, 5/15/18	575	569
Bank of America Corp.
2.60%, 1/15/19	900	912
Bank of Montreal,
MTN
1.40%, 9/11/17	585	587
BB&T Corp.
2.25%, 2/1/19	580	588
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	600	619
BioMed Realty LP
2.63%, 5/1/19	310	312
BNP Paribas SA,
MTN
2.70%, 8/20/18	610	625
BNZ International Funding Ltd.
2.35%, 3/4/19 (b)	650	653
BPCE SA
1.63%, 2/10/17	250	252
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	310	310
Capital One Financial Corp.
2.45%, 4/24/19	430	434
CIT Group, Inc.
5.00%, 5/15/17	500	534
Citigroup, Inc.
8.50%, 5/22/19	950	1,216
Commonwealth Bank of Australia
2.50%, 9/20/18	600	616
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 1/19/17	330	350
Credit Agricole SA
2.13%, 4/17/18 (b)	775	783
Credit Suisse
2.30%, 5/28/19	650	652

Discover Bank
2.00%, 2/21/18	665	670
DNB Bank ASA
3.20%, 4/3/17 (b)	610	642
ERP Operating LP
2.38%, 7/1/19	550	553
General Electric Capital Corp.
1.63%, 4/2/18	1,220	1,223
General Motors Financial Co., Inc.
2.75%, 5/15/16	325	330
Goldman Sachs Group, Inc. (The)
2.38%, 1/22/18	880	894
HSBC USA, Inc.
2.25%, 6/23/19	659	662
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Series WI
4.88%, 3/15/19	375	387
ING Bank N.V.
3.75%, 3/7/17 (b)	600	639
ING US, Inc.
2.90%, 2/15/18	300	311
Intesa Sanpaolo SpA
3.88%, 1/16/18	355	374
JPMorgan Chase & Co.
1.63%, 5/15/18	900	897
Lloyds Bank PLC
2.30%, 11/27/18	400	407
Macquarie Bank Ltd.
2.60%, 6/24/19 (b)	605	609
Mastercard, Inc.
2.00%, 4/1/19	325	327
Metropolitan Life Global Funding I
1.50%, 1/10/18 (b)	775	770
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (b)	645	648
National Australia Bank Ltd.
1.25%, 3/17/17 (b)	400	401
Nationwide Building Society
4.65%, 2/25/15 (b)	840	862
Nordea Bank AB
0.88%, 5/13/16 (b)	695	697
PNC Bank NA
0.80%, 1/28/16	600	602
Principal Financial Group, Inc.
1.85%, 11/15/17	725	729
Prudential Financial, Inc.,
MTN
4.75%, 9/17/15	930	976
QBE Insurance Group Ltd.
2.40%, 5/1/18 (b)	200	200
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	495	505
Santander Holdings USA, Inc.
3.45%, 8/27/18	650	689
Skandinaviska Enskilda Banken AB
1.75%, 3/19/18 (b)	380	380
Standard Chartered PLC
3.85%, 4/27/15 (b)	940	965

Sumitomo Mitsui Banking Corp.
2.45%, 1/10/19	630	645
Swedbank AB
1.75%, 3/12/18 (b)	305	305
Toronto-Dominion Bank (The),
MTN
2.63%, 9/10/18	650	672
WellPoint, Inc.
1.88%, 1/15/18	705	711
Wells Fargo & Co.
2.15%, 1/15/19	360	364
Westpac Banking Corp.
1.38%, 5/30/18 (b)	970	962
		33,360
Industrials (29.3%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	745	768
AbbVie, Inc.
1.75%, 11/6/17	715	719
Altera Corp.
2.50%, 11/15/18	300	305
Altria Group, Inc.
4.13%, 9/11/15	750	781
American Honda Finance Corp.
1.60%, 2/16/18 (b)	545	547
Amgen, Inc.
2.50%, 11/15/16	425	440
Apple, Inc.
2.10%, 5/6/19	625	629
Applied Materials, Inc.
2.65%, 6/15/16	455	471
ArcelorMittal,
5.00%, 2/25/17	375	398
9.50%, 2/15/15	10	10
AT&T, Inc.,
1.70%, 6/1/17	1,075	1,088
2.38%, 11/27/18	825	840
Baidu, Inc.
3.25%, 8/6/18	225	233
BAT International Finance PLC
1.40%, 6/5/15 (b)	600	605
Baxter International, Inc.
1.85%, 6/15/18	795	797
Bombardier, Inc.
4.25%, 1/15/16 (b)	250	259
BW Group Ltd.
6.63%, 6/28/17 (b)	325	347
Chesapeake Energy Corp.
6.50%, 8/15/17	350	394
CNH Capital LLC
6.25%, 11/1/16	355	387
Comcast Corp.
5.70%, 5/15/18	520	600
Covidien International Finance SA
1.35%, 5/29/15	265	267
CVS Caremark Corp.
2.25%, 12/5/18	580	588

Daimler Finance North America LLC
2.38%, 8/1/18 (b)	750	769
DISH DBS Corp.
4.63%, 7/15/17	375	399
Eaton Corp.
1.50%, 11/2/17	630	631
Ecolab, Inc.,
1.00%, 8/9/15	245	246
3.00%, 12/8/16	320	335
EMC Corp.
1.88%, 6/1/18	750	756
Experian Finance PLC
2.38%, 6/15/17 (b)	600	614
Ford Motor Credit Co., LLC
5.00%, 5/15/18	825	919
General Mills, Inc.
0.88%, 1/29/16	340	342
Glencore Funding LLC
1.70%, 5/27/16 (b)	650	656
Goldcorp, Inc.
2.13%, 3/15/18	520	522
Heathrow Funding Ltd.
2.50%, 6/25/15 (b)	400	407
Hewlett-Packard Co.
3.30%, 12/9/16	315	332
Home Depot, Inc.
2.00%, 6/15/19	600	601
Hyundai Capital America
1.63%, 10/2/15 (b)	395	399
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 1/15/19	335	344
John Deere Capital Corp.
1.95%, 12/13/18	510	512
Kraft Foods Group, Inc.
2.25%, 6/5/17	425	437
Kroger Co. (The)
2.30%, 1/15/19	450	455
L-3 Communications Corp.
1.50%, 5/28/17	275	276
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (b)	525	531
Marathon Petroleum Corp.
3.50%, 3/1/16	595	622
McKesson Corp.
3.25%, 3/1/16	1,070	1,113
Nissan Motor Acceptance Corp.
2.65%, 9/26/18 (b)	720	740
Oracle Corp.
2.25%, 10/8/19	600	599
Orange SA
2.75%, 2/6/19	625	641
Origin Energy Finance Ltd.
3.50%, 10/9/18 (b)	200	208
Phillips 66
1.95%, 3/5/15	775	783
Rio Tinto Finance USA PLC
1.38%, 6/17/16	325	329
RR Donnelley & Sons Co.
6.13%, 1/15/17	300	329

STATS ChipPAC Ltd.
5.38%, 3/31/16 (b)	300	308
T-Mobile USA, Inc.
5.25%, 9/1/18	500	527
Target Corp.
2.30%, 6/26/19	600	605
Thermo Fisher Scientific, Inc.
2.40%, 2/1/19	305	308
Thomson Reuters Corp.
1.30%, 2/23/17	325	326
Time Warner Cable, Inc.
6.75%, 7/1/18	400	474
TSMC Global Ltd.
1.63%, 4/3/18 (b)	800	790
Ventas Realty LP
1.55%, 9/26/16	250	253
Verizon Communications, Inc.
2.55%, 6/17/19	1,250	1,269
Viacom, Inc.
2.50%, 9/1/18	625	639
Vodafone Group PLC
1.25%, 9/26/17	775	771
Volkswagen International Finance N.V.
1.13%, 11/18/16 (b)	740	743
Waste Management, Inc.
2.60%, 9/1/16	725	750
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	395	410
		35,493
Utilities (4.7%)
AES Corp.
8.00%, 10/15/17	40	47
DCP Midstream Operating LP
2.70%, 4/1/19	650	659
Dominion Resources, Inc.
1.25%, 3/15/17	350	352
Enbridge, Inc.
0.68%, 6/2/17 (a)	175	175
Enel Finance International N.V.
3.88%, 10/7/14 (b)	1,115	1,124
EnLink Midstream Partners LP
2.70%, 4/1/19	525	533
Enterprise Products Operating LLC
1.25%, 8/13/15	315	317
GDF Suez
1.63%, 10/10/17 (b)	650	655
Northeast Utilities
1.45%, 5/1/18	525	516
NRG Energy, Inc.
7.63%, 1/15/18	275	317
PSEG Power LLC
5.50%, 12/1/15	570	608
Southern Co. (The)
2.45%, 9/1/18	350	359
		5,662
		74,515

Mortgages - Other (3.3%)
Alternative Loan Trust,
0.55%, 2/25/35 (a)	122	113
5.50%, 10/25/35 – 11/25/35	1,074	1,001
6.00%, 2/25/37	63	54
ChaseFlex Trust Series 2007-2
0.43%, 5/25/37 (a)	208	185
FDIC Guaranteed Notes Trust
0.70%, 2/25/48 (a)(b)	221	222
Freddie Mac Structured Agency Credit Risk Debt Notes
1.15%, 2/25/24	243	244
Harborview Mortgage Loan Trust
0.35%, 1/19/38 (a)	445	387
JP Morgan Alternative Loan Trust
6.00%, 12/25/35	148	136
Lehman Mortgage Trust
6.50%, 9/25/37	60	53
Opteum Mortgage Acceptance Corp. Trust
0.45%, 4/25/36 (a)	470	408
RALI Trust,
0.33%, 12/25/36 (a)	340	255
0.34%, 12/25/36 (a)	611	460
6.00%, 11/25/36	181	144
Washington Mutual Mortgage Pass-Through Certificates Trust,
1.08%, 8/25/46 (a)	347	240
1.11%, 6/25/46 (a)	70	52
		3,954
Sovereign (1.4%)
Korea Development Bank (The)
1.50%, 1/22/18	690	682
Qatar Government International Bond
4.00%, 1/20/15 (b)	500	510
Spain Government International Bond
4.00%, 3/6/18 (b)	500	536
		1,728
U.S. Treasury Securities (6.9%)
U.S. Treasury Notes,
0.63%, 5/31/17	7,375	7,326
0.88%, 2/28/17	975	979
		8,305
Total Fixed Income Securities (Cost $118,464)		120,195

	Shares	Value (000)
Short-Term Investments (0.6%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $232)	231,849	232

	Face Amount (000)	Value (000)
U.S. Treasury Securities (0.4%)
U.S. Treasury Bills,
0.02%, 8/21/14 (d)(e)	$32	32
0.06%, 8/21/14 (d)(f)	490	490
Total U.S. Treasury Securities (Cost $522)		522
Total Short-Term Investments (Cost $754)		754
Total Investments (100.0%) (Cost $119,218) (g)+		120,949
Other Assets in Excess of Liabilities (0.0%)		5
Net Assets (100.0%)		$120,954

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2014.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(d)	Rate shown is the yield to maturity at June 30, 2014.
(e)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	Securities are available for collateral in connection with open futures contracts and swap agreements.
+

At June 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $119,218,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,731,000 of which approximately $1,799,000 related to appreciated securities and approximately $68,000 related to depreciated securities.

FDIC	Federal Deposit Insurance Corporation.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.

Futures Contracts:
The Portfolio had the following futures contracts open at June 30, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	234	$51,385	Sep-14	$(51)
U.S. Treasury 10 yr. Note	40	5,007	Sep-14	(22)
U.S. Treasury Long Bond	16	2,195	Sep-14	(11)

Short:
U.S. Treasury 5 yr. Note	410	(48,979)	Sep-14	177
				$93

Credit Default Swap Agreements:
The Portfolio had the following credit default swap agreements open at June 30, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$645	1.00%	3/20/19	$13	$(13)	$ (— )@	BBB+

Barclays Bank PLC
Yum! Brands, Inc.	Buy	625	1.00	12/20/18	(11)	(8)	(19)	NR

Morgan Stanley & Co., LLC *
CDX.NA.IG.22	Buy	1,800	1.00	6/20/19	(37)	1	(36)	NR
		$3,070			$(35)	$(20)	$(55)

Interest Rate Swap Agreements:
The Portfolio had the following interest rate swap agreements open at June 30, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (000)
Bank of America NA	3 Month LIBOR	Receive	2.10%	2/5/23	$1,880	$34
Goldman Sachs International	3 Month LIBOR	Receive	2.09	2/15/23	2,670	54
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	3,320	73
						$161

NR	Not Rated.
LIBOR	London Interbank Offered Rate
†	Credit Rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
@	Value is less than $500.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments • June 30, 2014 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”) or quotes from a broker or dealer; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$41	$—	$41
Agency Fixed Rate Mortgages	—	12,444	—	12,444
Asset-Backed Securities	—	960	—	960
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,628	—	2,628
Commercial Mortgage-Backed Securities	—	3,049	—	3,049
Corporate Bonds	—	35,527	—	35,527
Mortgages - Other	—	1,459	—	1,459
Sovereign	—	65,486	—	65,486
U.S. Treasury Securities	—	12,117	—	12,117
Total Fixed Income Securities	—	133,711	—	133,711
Common Stocks
Aerospace & Defense	3,324	—	—	3,324
Air Freight & Logistics	1,189	—	—	1,189
Airlines	267	—	—	267
Auto Components	1,659	—	—	1,659
Automobiles	4,594	—	—	4,594
Banks	27,951	—	—	27,951
Beverages	6,803	—	—	6,803
Biotechnology	3,078	—	—	3,078
Building Products	1,060	—	—	1,060
Capital Markets	5,184	—	—	5,184
Chemicals	6,414	—	—	6,414
Commercial Services & Supplies	1,468	—	—	1,468
Communications Equipment	2,643	—	—	2,643
Construction & Engineering	1,250	—	—	1,250
Construction Materials	556	—	—	556
Consumer Finance	988	—	—	988
Containers & Packaging	307	—	—	307
Distributors	10	—	—	10
Diversified Consumer Services	129	—	—	129
Diversified Financial Services	2,497	—	—	2,497
Diversified Telecommunication Services	7,999	—	—	7,999
Electric Utilities	5,224	—	—	5,224
Electrical Equipment	2,690	—	—	2,690
Electronic Equipment, Instruments & Components	1,777	—	—	1,777
Energy Equipment & Services	3,536	—	—	3,536
Food & Staples Retailing	7,783	—	—	7,783
Food Products	8,515	—	—	8,515
Gas Utilities	870	—	—	870
Health Care Equipment & Supplies	3,441	—	—	3,441
Health Care Providers & Services	2,967	—	—	2,967
Health Care Technology	104	—	—	104
Hotels, Restaurants & Leisure	3,360	—	—	3,360
Household Durables	905	—	—	905
Household Products	4,908	—	—	4,908
Independent Power Producers & Energy Traders	197	—	—	197
Industrial Conglomerates	3,178	—	—	3,178
Information Technology Services	4,384	—	—	4,384
Insurance	7,534	—	—	7,534
Internet & Catalog Retail	1,121	—	—	1,121
Internet Software & Services	2,683	—	—	2,683
Leisure Products	99	—	—	99
Life Sciences Tools & Services	762	—	—	762
Machinery	4,862	—	—	4,862
Marine	419	—	—	419
Media	7,206	—	—	7,206
Metals & Mining	5,763	—	—	5,763
Multi-Utilities	3,328	—	—	3,328
Multi-line Retail	654	—	—	654
Oil, Gas & Consumable Fuels	21,406	—	—	21,406
Paper & Forest Products	309	—	—	309
Personal Products	1,386	—	—	1,386
Pharmaceuticals	16,662	—	—	16,662
Professional Services	1,364	—	—	1,364
Real Estate Investment Trusts (REITs)	4,679	—	—	4,679
Real Estate Management & Development	2,765	—	—	2,765
Road & Rail	3,552	—	—	3,552
Semiconductors & Semiconductor Equipment	3,326	—	—	3,326
Software	4,422	—	—	4,422
Specialty Retail	3,367	—	—	3,367
Tech Hardware, Storage & Peripherals	6,711	—	—	6,711
Textiles, Apparel & Luxury Goods	2,534	—	—	2,534
Thrifts & Mortgage Finance	78	—	—	78
Tobacco	4,728	—	—	4,728
Trading Companies & Distributors	1,529	—	—	1,529
Transportation Infrastructure	661	—	—	661
Water Utilities	3	—	—	3
Wireless Telecommunication Services	2,837	—	—	2,837
Total Common Stocks	249,959	—	—	249,959
Investment Companies	1,490	—	—	1,490
Rights	—	2	—	2
Warrants	4	—	—	4
Short-Term Investments
Investment Company	82,871	—	—	82,871
U.S. Treasury Securities	—	2,300	—	2,300
Total Short-Term Investments	82,871	2,300	—	85,171
Foreign Currency Forward Exchange Contracts	—	483	—	483
Futures Contracts	842	—	—	842
Credit Default Swap Agreement	—	3	—	3
Interest Rate Swap Agreements	—	679	—	679
Total Return Swap Agreements	—	973	—	973
Total Assets	335,166	138,151	—	473,317
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,132)	—	(1,132)
Futures Contracts	(1,105)	—	—	(1,105)
Credit Default Swap Agreements	—	(29)	—	(29)
Interest Rate Swap Agreements	—	(495)	—	(495)
Total Return Swap Agreements	—	(1,330)	—	(1,330)
Total Liabilities	(1,105)	(2,986)	—	(4,091)
Total	$334,061	$135,165	$—	$469,226

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, securities with a total value of approximately $125,477,000 transferred from Level 2 to Level 1. At September 30, 2013, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Strategist	Right (000)
Beginning Balance	$—	@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	—
Change in unrealized appreciation/depreciation	(—	)@
Realized gains (losses)	—
Ending Balance	$—

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2014	$—

@            Value is less than $500.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$163,983	$—	$—	$163,983
Automobiles	281,716	—	—	281,716
Biotechnology	119,039	—	—	119,039
Commercial Services & Supplies	289,149	—	—	289,149
Communications Equipment	228,452	—	—	228,452
Diversified Financial Services	188,612	—	—	188,612
Electrical Equipment	36,057	—	—	36,057
Food Products	486,221	—	—	486,221
Health Care Equipment & Supplies	280,306	—	—	280,306
Health Care Providers & Services	72,538	—	—	72,538
Health Care Technology	222,035	—	—	222,035
Hotels, Restaurants & Leisure	219,908	—	—	219,908
Information Technology Services	361,990	—	—	361,990
Insurance	304,740	—	—	304,740
Internet & Catalog Retail	309,890	—	—	309,890
Internet Software & Services	867,527	—	68,985	936,512
Life Sciences Tools & Services	464,189	—	—	464,189
Machinery	182,668	—	—	182,668
Media	73,939	—	42,849	116,788
Multi-line Retail	170,213	—	—	170,213
Oil, Gas & Consumable Fuels	78,354	—	—	78,354
Pharmaceuticals	195,565	—	—	195,565
Professional Services	403,609	—	—	403,609
Software	1,028,991	—	—	1,028,991
Tech Hardware, Storage & Peripherals	80,988	—	—	80,988
Textiles, Apparel & Luxury Goods	316,021	—	—	316,021
Total Common Stocks	7,426,700	—	111,834	7,538,534
Convertible Preferred Stocks	—	—	6,856	6,856
Preferred Stocks	—	—	105,819	105,819
Call Options Purchased	—	3,268	—	3,268
Short-Term Investments
Investment Company	201,743	—	—	201,743
Repurchase Agreements	—	41,834	—	41,834
Total Short-Term Investments	201,743	41,834	—	243,577
Total Assets	$7,628,443	$45,102	$224,509	$7,898,054

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, securities with a total value of approximately $205,606,000 transferred from Level 2 to Level 1. At September 30, 2013, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stocks (000)	Convertible Preferred Stocks (000)	Preferred Stocks (000)
Beginning Balance	$97,346	$5,162	$12,118
Purchases	—	—	67,844
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate Action	—	—	—
Fund Merger	—	—	—
Change in unrealized appreciation/depreciation	14,488	1,694	25,857
Realized gains (losses)	—	—	—
Ending Balance	$111,834	$6,856	$105,819

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2014	$14,488	$1,694	$25,857

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2014.

Mid Cap Growth

								Weighted		Impact to
	Fair Value at	Valuation	Unobservable					Average/Selected		Valuation from an
Mid Cap Growth	June 30, 2014 (000)	Technique	Input	Range				Value		Increase in Input

Internet & Catalog Retail
Convertible Preferred Stock	$11	Asset Approach	Net Tangible Assets	$0.00		$0.00		$0.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	31.5%		33.5%		32.5%		Decrease
			Perpetual Growth Rate	5.0%		6.0%		5.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.9	x	1.7	x	0.9	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
		Merger & Acquisition Transactions	Sale/Merger Scenario	$0.17		$0.17		$0.17		Increase

Preferred Stocks	$47,799	Market Transaction Method	Precedent Transaction of Preferred Stock	$122.1391		$122.1391		$122.1391		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	11.5	x	17.1	x	15.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

	$22,214	Market Transaction Method	Precedent Transaction of Preferred Stock	$39.191		$39.191		$39.191		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.7	x	2.5	x	2.1	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Internet Software & Services
Common Stock	$68,985	Market Transaction Method	Precedent Transaction of Preferred Stock	$19.1012		$19.1012		$19.1012		Increase
Convertible Preferred Stock	$6,845	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.7	x	16.7	x	12.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Media
Common Stock	$42,849	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		16.0%		15.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.4	x	11.0	x	4.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Software

Preferred Stocks	$35,806	Market Transaction Method	Precedent Transaction of Preferred Stock	$6.13		$6.13		$6.13		Increase

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Fixed Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$5,006	$—	$5,006
Asset-Backed Securities	—	132	—	132
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,021	—	1,021
Corporate Bonds	—	5,275	—	5,275
Sovereign	—	201	—	201
U.S. Treasury Securities	—	2,412	—	2,412
Total Fixed Income Securities	—	14,047	—	14,047
Short-Term Investments
Investment Company	799	—	—	799
Repurchase Agreement	—	93	—	93
U.S. Treasury Securities	—	440	—	440
Total Short-Term Investments	799	533	—	1,332
Futures Contracts	13	—	—	13
Interest Rate Swap Agreements	—	57	—	57
Total Assets	812	14,637	—	15,449
Liabilities:
Futures Contracts	(9)	—	—	(9)
Credit Default Swap Agreements	—	(8)	—	(8)
Total Liabilities	(9)	(8)	—	(17)
Total	$801	$14,629	$—	$15,430

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$1,313	$—	$1,313
Agency Fixed Rate Mortgages	—	47,199	—	47,199
Asset-Backed Securities	—	1,665	—	1,665
Collateralized Mortgage Obligations - Agency Collateral Series	—	7,697	—	7,697
Commercial Mortgage-Backed Securities	—	12,417	—	12,417
Corporate Bonds	—	65,986	—	65,986
Mortgages - Other	—	20,824	—	20,824
Municipal Bonds	—	2,362	—	2,362
Sovereign	—	9,661	—	9,661
U.S. Agency Securities	—	3,446	—	3,446
U.S. Treasury Securities	—	17,027	—	17,027
Total Fixed Income Securities	—	189,597	—	189,597
Short-Term Investments
Investment Company	34,719	—	—	34,719
Repurchase Agreement	—	1,038	—	1,038
U.S. Treasury Securities	—	118	—	118
Total Short-Term Investments	34,719	1,156	—	35,875
Futures Contracts	57	—	—	57
Credit Default Swap Agreement	—	3	—	3
Interest Rate Swap Agreements	—	1,021	—	1,021
Total Assets	34,776	191,777	—	226,553
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(61)	—	(61)
Futures Contracts	(104)	—	—	(104)
Credit Default Swap Agreements	—	(31)	—	(31)
Interest Rate Swap Agreements	—	(323)	—	(323)
Total Liabilities	(104)	(415)	—	(519)
Total	$34,672	$191,362	$—	$226,034

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$316	$—	$316
Collateralized Mortgage Obligation — Agency Collateral Series	—	5	—	5
Corporate Bonds	—	38,092	—	38,092
Variable Rate Senior Loan Interests	—	174	—	174
Total Fixed Income Securities	—	38,587	—	38,587
Short-Term Investments
Investment Company	5,587	—	—	5,587
Repurchase Agreement	—	890	—	890
U.S. Treasury Securities	—	251	—	251
Total Short-Term Investments	5,587	1,141	—	6,728
Futures Contracts	43	—	—	43
Credit Default Swap Agreement	—	1	—	1
Interest Rate Swap Agreements	—	148	—	148
Total Assets	5,630	39,877	—	45,507
Liabilities:
Futures Contracts	(47)	—	—	(47)
Credit Default Swap Agreements	—	(19)	—	(19)
Interest Rate Swap Agreements	—	(58)	—	(58)
Total Liabilities	(47)	(77)	—	(124)
Total	$5,583	$39,800	$—	$45,383

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$18,888	$—	$18,888
Sovereign	—	212	—	212
Variable Rate Senior Loan Interests	—	476	—	476
Total Fixed Income Securities	—	19,576	—	19,576
Total Assets	$—	$19,576	$—	$19,576

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Limited Duration
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$4,458	$—	$4,458
Agency Fixed Rate Mortgages	—	621	—	621
Asset-Backed Securities	—	22,197	—	22,197
Collateralized Mortgage Obligations - Agency Collateral Series	—	3,645	—	3,645
Commercial Mortgage-Backed Securities	—	772	—	772
Corporate Bonds	—	74,515	—	74,515
Mortgages - Other	—	3,954	—	3,954
Sovereign	—	1,728	—	1,728
U.S. Treasury Securities	—	8,305	—	8,305
Total Fixed Income Securities	—	120,195	—	120,195
Short-Term Investments
Investment Company	232	—	—	232
U.S. Treasury Securities	—	522	—	522
Total Short-Term Investments	232	522	—	754
Futures Contract	177	—	—	177
Credit Default Swap Agreement	—	1	—	1
Interest Rate Swap Agreements	—	161	—	161
Total Assets	409	120,879	—	121,288
Liabilities:
Futures Contracts	(84)	—	—	(84)
Credit Default Swap Agreements	—	(20)	—	(20)
Total Liabilities	(84)	(20)	—	(104)
Total	$325	$120,859	$—	$121,184

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Portfolio did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2014